SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 50
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  49
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
---------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/x/  on November 1, 2001 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

                           TOUCHSTONE TAX-FREE TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front and Back Cover Pages
2...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Fund, Ohio Tax-Free
                              Money Fund, California Tax-Free Money Fund,
                              Florida Tax-Free Money Fund; Investment Strategies
                              and Risks
3...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Fund, Ohio Tax-Free
                              Money Fund, California Tax-Free Money Fund,
                              Florida Tax-Free Money Fund
4...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Fund, Ohio Tax-Free
                              Money Fund, California Tax-Free Money Fund,
                              Florida Tax-Free Money Fund; Investment Strategies
                              and Risks
5..........................   None
6...........................  The Funds' Management
7...........................  Investing with Touchstone, Distributions and
                              Taxes
8............................ Investing with Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  The Trust, Municipal Obligations, Quality Ratings
                              of Municipal Obligations, Definitions, Policies
                              and Risk Considerations, Investment Limitations,
                              Insurance on the Ohio Insured Tax-Free Fund's
                              Securities, Portfolio Turnover
13..........................  Trustees and Officers, Code of Ethics, Choosing
                              a Share Class
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans,
                              Custodian, Auditors, Transfer Agent, Securities
                              Transactions, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Financial Statements

                                                                      PROSPECTUS
                                                                November 1, 2001





                                                 TAX-FREE INTERMEDIATE TERM FUND

                                                      OHIO INSURED TAX-FREE FUND

                                                             TAX-FREE MONEY FUND
The Mark of ExcellenceSM
                                                        OHIO TAX-FREE MONEY FUND

                                                  CALIFORNIA TAX-FREE MONEY FUND

                                                     FLORIDA TAX-FREE MONEY FUND


TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

                                       Multiple Classes of Shares are Offered by this Prospectus


The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   TAX-EXEMPT

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of 6 tax-free bond and money market mutual funds. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Investment Trust, a group of 6 taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of 8 equity mutual funds and Touchstone Variable Series Trust, a group of 13 variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.


TABLE OF CONTENTS
-----------------

                                                                            PAGE
Tax-Free Intermediate Term Fund
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund
--------------------------------------------------------------------------------
Tax-Free Money Fund
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund
--------------------------------------------------------------------------------
California Tax-Free Money Fund
--------------------------------------------------------------------------------
Florida Tax-Free Money Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Funds' Management
--------------------------------------------------------------------------------
Investing with Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

TAX-FREE INTERMEDIATE TERM FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the 3 highest rating categories. If a security's rating is reduced below the 3 highest rating categories by a rating agency, the security will be sold. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The Fund invests primarily in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

     o Because issuers may be unable to make timely payments of interest or principal

     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting 1 bond affect other bonds in the same segment

     o Because the Fund's securities may have longer maturities and/or lower ratings than other bond funds, which could cause greater fluctuation in the Fund's share price

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek an intermediate-term investment with moderate risk that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek high current income. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A or Class C shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

TAX-FREE INTERMEDIATE TERM FUND -- CLASS A

YEARS       TOTAL RETURN

1991            9.09%

1992            7.71%

1993           10.94%

1994           -2.93%

1995           11.58%

1996            3.87%

1997            5.87%

1998            5.07%

1999           -0.87%

2000            8.11%

     During the period shown in the bar chart, the highest quarterly return was 4.35% (for the quarter ended March 31, 1995) and the lowest quarterly return was -3.37% (for the quarter ended March 31, 1994).

     The year-to-date return of the Fund's Class A shares as of September 30, 2001 is 5.24%.

The following table indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers 5-Year Municipal General Obligation Bond Index and the Lehman Brothers 7-Year Municipal Bond Index. The Lehman Brothers 5-Year Municipal General Obligation Bond Index consists of investment grade bonds with maturities ranging from 4 years up to (but not exceeding) 6 years. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index, generally representative of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index. On May 1, 2001, the Fund changed its comparative index from the Lehman Brothers 5-Year Municipal General Obligation Bond Index to the Lehman Brothers 7-Year Municipal Bond Index because the Sub-Advisor believes the Lehman Brothers 7-Year Municipal Bond Index more accurately reflects the Fund's portfolio composition. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                1 Year     5 Years      10 Years

TAX-FREE INTERMEDIATE TERM FUND - CLASS A        2.98%       3.36%         5.23%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General Obligation Bond Index          7.71%       4.95%         6.23%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index      9.09%       5.40%         6.76%
--------------------------------------------------------------------------------

                                                                     Since Class
                                                1 Year     5 Years     Started*

TAX-FREE INTERMEDIATE TERM FUND - CLASS C        5.87%       3.37%         3.38%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal General Obligation Bond Index          7.71%       4.95%         4.88%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index      9.09%       5.40%         5.39%
--------------------------------------------------------------------------------

* Class C shares began operations on February 1, 1994. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                     Shareholder Fees
                                                         (fees paid directly from your investment)


                                                      Class A Shares  Class B Shares   Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)             4.75%1          None            None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price                  *            5.00%2          1.00%3
or the amount redeemed, whichever is less)
-----------------------------------------------------------------------------------------------------

Redemption Fee                                              **              **              **
-----------------------------------------------------------------------------------------------------
Exchange Fee                                              None            None            None
-----------------------------------------------------------------------------------------------------
Check Redemption Fee                                      None         Checking Not       None
                                                                         Available
-----------------------------------------------------------------------------------------------------


                                                           Annual Fund Operating Expenses
                                                       (expenses that are deducted from Fund assets)


Management Fees                                           0.50%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 0.07%           0.41%           0.00%
-----------------------------------------------------------------------------------------------------
Other Expenses                                            0.48%           0.85%4          1.30%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.05%           1.76%           1.80%
-----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                  0.06%           0.02%           0.06%
-----------------------------------------------------------------------------------------------------
Net Expenses                                              0.99%           1.74%           1.74%
-----------------------------------------------------------------------------------------------------

1    You may pay a reduced sales charge on very large purchases.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge will be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.99% for Class A shares and 1.74% for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2002.

The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

        1 Year              $  571            $  579             $  177
        -------------------------------------------------------------------
        3 Years             $  788            $  754             $  561
        -------------------------------------------------------------------
        5 Years             $1,021            $1,054             $  969
        -------------------------------------------------------------------
        10 Years            $1,691            $1,778*            $2,111
        -------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                   Class B Shares

1 Year                 $  179
---------------------------------
3 Years                $  554
---------------------------------
5 Years                $  954
---------------------------------
10 Years               $1,778*
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

*    Based on conversion to Class A shares after 8 years.

OHIO INSURED TAX-FREE FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests in Ohio municipal obligations that are rated within the highest rating category by a rating agency. The Fund may also purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may purchase Ohio municipal obligations and other securities that are rated within the 4 highest rating categories by a rating agency. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that are determined to be of comparable quality.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity to below 10 years.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

     o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal

     o Because the Fund's securities may have longer maturities than other bond funds, which could cause greater fluctuation in the Fund's share price

     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting 1 bond affect other bonds in the same segment

     o    If economic conditions within the State of Ohio decline

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of 1 issuer and the securities of that issuer may not increase in value as expected

The portfolio manager believes that the Fund's credit risks will be substantially reduced by insurance. Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an Ohio resident looking for an intermediate-term investment with moderate risk that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek high interest income.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shown below indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

OHIO INSURED TAX-FREE FUND -- CLASS A

YEARS           TOTAL RETURN

1991                11.01%

1992                 8.76%

1993                12.59%

1994                -5.37%

1995                15.86%

1996                 3.07%

1997                 7.20%

1998                 5.54%

1999                -3.10%

2000                11.63%

During the period shown in the bar chart, the highest quarterly return was 6.59% (for the quarter ended March 31, 1995) and the lowest quarterly return was -5.28% (for the quarter ended March 31, 1994).

The year-to-date return of the Fund's Class A shares as of September 30, 2001 is 3.94%.

The following table indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Lehman Brothers General Municipal Index. The Lehman Brothers General Municipal Index consists of a broad selection of investment grade general obligation and revenue bonds with maturities ranging from 1 to 30 years. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                1 Year     5 Years      10 Years

OHIO INSURED TAX-FREE FUND - CLASS A             6.33%       3.74%         6.00%
--------------------------------------------------------------------------------

Lehman Brothers General Municipal Index         11.69%       5.84%         7.32%
--------------------------------------------------------------------------------

                                                                     Since Class
                                                1 Year     5 Years     Started*

OHIO INSURED TAX-FREE FUND - CLASS C             9.42%       3.76%         3.94%
--------------------------------------------------------------------------------

Lehman Brothers General Municipal Index         11.69%       5.84%         6.55%
--------------------------------------------------------------------------------

* Class C shares began operations on November 1, 1993. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                     Shareholder Fees
                                                         (fees paid directly from your investment)

                                                      Class A Shares  Class B Shares   Class C Shares


Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)             4.75%1          None            None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or               *            5.00%2          1.00%3
the amount redeemed, whichever is less)
-----------------------------------------------------------------------------------------------------
Redemption Fee                                              **              **              **
-----------------------------------------------------------------------------------------------------
Exchange Fee                                              None            None            None
-----------------------------------------------------------------------------------------------------


                                                               Annual Fund Operating Expenses
                                                       (expenses that are deducted from Fund assets)


Management Fees                                           0.50%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 0.04%           0.54%           0.00%
-----------------------------------------------------------------------------------------------------
Other Expenses                                            0.24%           0.52%4          1.02%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.78%           1.56%           1.52%
-----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                  0.03%           0.06%           0.02%
-----------------------------------------------------------------------------------------------------
Net Expenses                                              0.75%           1.50%           1.50%
-----------------------------------------------------------------------------------------------------

1    You may pay a reduced sales charge on very large purchases.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% for Class A shares and 1.50% for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2002.

The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

        1 Year              $  548            $  553             $  153
        -------------------------------------------------------------------
        3 Years             $  709            $  687             $  478
        -------------------------------------------------------------------
        5 Years             $  885            $  944             $  827
        -------------------------------------------------------------------
        10 Years            $1,392            $1,539*            $1,811
        -------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                   Class B Shares

1 Year                 $  153
---------------------------------
3 Years                $  487
---------------------------------
5 Years                $  844
---------------------------------
10 Years               $1,539*
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

*    Based on conversion to Class A shares after 8 years.

TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

     o    Tax-exempt notes

     o    Tax-exempt commercial paper

     o    Floating and variable rate municipal obligations

     o    When-issued obligations

     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease

     o Because issuers may be unable to make timely payments of interest or principal

     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk, short-term investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1991            4.38%

1992            2.82%

1993            2.09%

1994            2.49%

1995            3.40%

1996            2.92%

1997            2.97%

1998            2.98%

1999            2.77%

2000            3.63%

During the period shown in the bar chart, the highest quarterly return was 1.17% (for the quarter ended March 31, 1991) and the lowest quarterly return was 0.47% (for the quarter ended September 30, 1993).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in the Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                1 Year     5 Years      10 Years

Tax-Free Money Fund                              3.63%       3.05%         3.04%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                             Shareholder Fees
                                                            (fees paid directly
                                                           from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                None
--------------------------------------------------------------------------------
Redemption Fee                                                         *
--------------------------------------------------------------------------------
Exchange Fee                                                        None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                     None
--------------------------------------------------------------------------------

                                                        Annual Fund Operating
                                                     Expenses (expenses that are
                                                      deducted from Fund assets)

Management Fees                                                     0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           0.00%
--------------------------------------------------------------------------------
Other Expenses                                                      0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                1.09%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                            0.20%
--------------------------------------------------------------------------------
Net Expenses                                                        0.89%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2002.

The following example should help you compare the cost of investing in the Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                 $  111
---------------------------------
3 Years                $  304
---------------------------------
5 Years                $  513
---------------------------------
10 Years               $1,114
---------------------------------

* The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

OHIO TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. Under normal circumstances, at least 80% of net assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

     o    Tax-exempt notes

     o    Tax-exempt commercial paper

     o    Floating and variable rate municipal obligations

     o    When-issued obligations

     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:


     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease

     o Because issuers may be unable to make timely payments of interest or principal

     o If theo Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment

     o    If economic conditions within the State of Ohio decline

     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an Ohio resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers (retail shareholders) the added convenience of writing checks directly from their account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows changes in the performance of the Fund's Retail (Class A) shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Institutional shares offered by the Fund will differ from the returns of Retail shares shown in the bar chart, depending on the expenses of that class.

OHIO TAX-FREE MONEY FUND - RETAIL SHARES

YEARS       TOTAL RETURN

1991            4.25%

1992            2.68%

1993            1.99%

1994            2.40%

1995            3.40%

1996            2.94%

1997            3.08%

1998            2.96%

1999            2.70%

2000            3.52%

During the period shown in the bar chart, the highest quarterly return was 1.14% (for the quarter ended March 31, 1991) and the lowest quarterly return was 0.46% (for the quarter ended March 31, 1994).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                1 Year     5 Years      10 Years


OHIO TAX-FREE MONEY FUND -
RETAIL SHARES                                    3.52%       3.04%         2.99%
--------------------------------------------------------------------------------

                                                                     Since Class
                                                  1 Year               Started*

OHIO TAX-FREE MONEY FUND -
INSTITUTIONAL SHARES                             3.78%                     3.32%
--------------------------------------------------------------------------------

*    Institutional shares began operations on January 7, 1997.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                             Shareholder Fees
                                                            (fees paid directly
                                                           from your investment)

                                                         Retail    Institutional
                                                         Shares       Shares

Maximum Sales Charge (Load) Imposed on Purchases          None         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                      None         None
--------------------------------------------------------------------------------
Redemption Fee                                               *         None
--------------------------------------------------------------------------------
Exchange Fee                                              None         None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                      Checking
                                                          None     Not Available
--------------------------------------------------------------------------------

                                                        Annual Fund Operating
                                                     Expenses (expenses that are
                                                      deducted from Fund assets)


Management Fees                                           0.43%        0.43%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 0.20%        None
--------------------------------------------------------------------------------
Other Expenses                                            0.12%        0.07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.75%        0.50%
--------------------------------------------------------------------------------

* Retail shareholders may be charged up to $15 for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the Ohio Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Retail Shares   Institutional Shares

                 1 Year                 $ 77               $ 51
                 ------------------------------------------------------
                 3 Years                $240               $160
                 ------------------------------------------------------
                 5 Years                $417               $280
                 ------------------------------------------------------
                 10 Years               $930               $628
                 ------------------------------------------------------

CALIFORNIA TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax. Under normal circumstances, at least 80% of net assets will be invested in California municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

     o    Tax-exempt notes

     o    Tax-exempt commercial paper

     o    Floating and variable rate municipal obligations

     o    When-issued obligations

     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease

     o Because issuers may be unable to make timely payments of interest or principal

     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment

     o    If economic conditions within the State of California decline

     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that isuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a California resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the California Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

CALIFORNIA TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1991            4.25%

1992            2.77%

1993            1.95%

1994            2.29%

1995            3.18%

1996            2.78%

1997            2.89%

1998            2.82%

1999            2.52%

2000            3.04%

During the period shown in the bar chart, the highest quarterly return was 1.15% (for the quarter ended September 30, 1991) and the lowest quarterly return was 0.44% (for the quarter ended March 31, 1994).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in the California Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000
                                                                          Since
                                                                          Fund
                                       1 Year    5 Years    10 Years    Started*

CALIFORNIA TAX-FREE MONEY FUND         3.04%      2.81%       2.85%       3.19%
--------------------------------------------------------------------------------

*    The Fund began operations on July 25, 1989.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                             Shareholder Fees
                                                            (fees paid directly
                                                           from your investment)


Maximum Sales Charge (Load) Imposed on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                None
--------------------------------------------------------------------------------
Redemption Fee                                                         *
--------------------------------------------------------------------------------
Exchange Fee                                                        None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                     None
--------------------------------------------------------------------------------

                                                        Annual Fund Operating
                                                     Expenses (expenses that are
                                                      deducted from Fund assets)

Management Fees                                                     0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           0.06%
--------------------------------------------------------------------------------
Other Expenses                                                      0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.75%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the California Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year        $   77
--------------------
3 Years       $  240
--------------------
5 Years       $  417
--------------------
10 Years      $  930
--------------------

FLORIDA TAX-FREE MONEY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax. Under normal circumstances, at least 80% of net assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

     o    Tax-exempt notes

     o    Tax-exempt commercial paper

     o    Floating and variable rate municipal obligations

     o    When-issued obligations

     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates decrease

     o Because issuers may be unable to make timely payments of interest or principal

     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment

     o    If economic conditions within the State of Florida decline

     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that issuer may not incease in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a Florida resident seeking a relatively low risk, short-term investment that offers income exempt from both federal income tax and the Florida intangible personal property tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment which maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Florida Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

FLORIDA TAX-FREE MONEY FUND

YEARS       TOTAL RETURN

1993            2.24%

1994            2.40%

1995            3.56%

1996            2.98%

1997            3.00%

1998            2.94%

1999            2.63%

2000            3.45%

During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended June 30, 1995) and the lowest quarterly return was 0.49% (for the quarter ended March 31, 1994).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The table below indicates the risks of investing in the Florida Tax-Free Money Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000
                                                                         Since
                                                 1 Year     5 Years       Fund
                                                                        Started*

FLORIDA TAX-FREE MONEY FUND                      3.45%       3.00%       2.90%
--------------------------------------------------------------------------------
*    The Fund began operations on November 13, 1992.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                             Shareholder Fees
                                                            (fees paid directly
                                                           from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                None
--------------------------------------------------------------------------------
Redemption Fee                                                         *
--------------------------------------------------------------------------------
Exchange Fee                                                        None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                     None
--------------------------------------------------------------------------------


                                                        Annual Fund Operating
                                                     Expenses (expenses that are
                                                      deducted from Fund assets)

Management Fees                                                     0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           0.01%
--------------------------------------------------------------------------------
Other Expenses                                                      0.50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                1.01%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement1                            0.36%
--------------------------------------------------------------------------------
Net Expenses                                                        0.65%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to 0.75% or below. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2002.

The following example should help you compare the cost of investing in the Florida Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year                 $   66
-----------------------------
3 Years                $  286
-----------------------------
5 Years                $  523
-----------------------------
10 Years               $1,204
-----------------------------

* The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund may each change its investment goal(s) by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in the following types of municipal obligations:

     o    Tax-exempt notes

     o    Tax-exempt commercial paper

     o    When-issued obligations

     o    Obligations with puts attached

     o    Floating and variable rate obligations

     o    Lease obligations

THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below.


                                                  OHIO
                                    TAX-FREE     INSURED                 OHIO TAX-    CALIFORNIA    FLORIDA
                                  INTERMEDIATE   TAX-FREE    TAX-FREE    FREE MONEY    TAX-FREE     TAX-FREE
                                   TERM FUND       FUND     MONEY FUND      FUND      MONEY FUND   MONEY FUND

FINANCIAL INSTRUMENTS
   Invests primarily in
        municipal obligations          P             P           P            P            P            P

   Invests in money market
        instruments                                              P            P            P            P

   Invests primarily in
        investment grade debt
        securities                     P             P

   Invests in floating and
        variable rate municipal
        obligations                    O             O           P            P            P            P

   Invests in when-issued
        obligations                    O             O           P            P            P            P

   Invests in obligations with
        puts attached                  O             O           P            P            P            P

   Invests in lease
        obligations                    O             O

INVESTMENT TECHNIQUES

   Emphasizes federal tax-
        exempt income                  P             P           P            P            P            P

   Emphasizes state tax-
        exempt income                                P                        P            P            P

   Emphasizes insured
        municipal obligations                        P

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

                             TAX-FREE                                                  CALIFORNIA   FLORIDA TAX-
                           INTERMEDIATE   OHIO INSURED     TAX-FREE    OHIO TAX-FREE    TAX-FREE     FREE MONEY
                            TERM FUND     TAX-FREE FUND   MONEY FUND     MONEY FUND    MONEY FUND       FUND

CREDIT RISK                     P               P             P              P              P             P
-----------
INTEREST RATE RISK              P               P             P              P              P             P
------------------
NON-DIVERSIFICATION RISK                        P                            P              P             P
------------------------
CONCENTRATION RISK              P               P             P              P              P             P
------------------
TAX RISK                        O               O             O              O              O             O
--------

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.


     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio Municipal Obligations. Ohio's economy retains a strong industrial manufacturing base while steady growth in the services and trade sectors diversifies its overall employment. Ohio has the 8th largest manufacturing-anchored economy in the nation, leaving the state more vulnerable to economic cycles. Overall, moderate to slow growth in the state's economy is expected for the next several years. Although fiscal 2000 financial results indicate another operating surplus, future budgets are expected to be tight, with 2002 general fund revenues estimated to increase only 1% over 2001. More than half of the general fund expenditures are dedicated to education spending as the state continues its efforts to meet the Ohio Supreme Court's mandate for equitable school funding. The Supreme Court found in 1998 that the state's school funding system was unconstitutional because its overreliance on property taxes caused sharp disparities between schools in rich and poor districts. A subsequent decision in 2001 demands up to $1.2 billion more in state money annually for public schools. The Supreme Court decisions pose challenges to the state to balance education funding with competing state spending requirements, while maintaining its strong financial position. To keep within the budget's tight constraints, many state agencies will face budget cuts, which the governor believes will result in more efficient management of programs and delivery of services. Although no issuers of Ohio Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio Municipal Obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California Municipal Obligations. California has a broad-based economy that has grown rapidly in past years, enabling the state to accumulate substantial cash resources. However, the energy crisis which began in late 2000 has resulted in increased financial risks for the state. As a result of continuous expenditures by the state for the purchase of power, the state's cash reserves have been significantly depleted. The state's weakened cash position will likely force it to seek external cash flow borrowing for the General Fund during 2002, reversing the trend over the last two fiscal years in which the state has not needed to borrow externally for seasonal cash flow purposes. The state has authorized the issuance of $13.4 billion in revenue bonds to fund power purchases and to repay the General Fund for past advances to utility companies. Although the industries that drive the California economy are not heavy users of energy, uncertainty regarding cost and availability of energy and the threat of unreliable power going forward have already damaged the state's business climate, reputation and longer-term growth prospects. In April 2001, Standard & Poor's lowered its ratings on bonds issued by California, followed by a downgrade by Moody's in May 2001. These downgrades were made in response to the continuing energy crisis, as well as the risks associated to trends in the broader U.S. and California economies. The weakening U.S. economic outlook and stock market performance, particularly in the technology-oriented NASDAQ market, produce major changes to the income and sales tax forecasts. The governor is seeking to reduce General Fund spending, but the spending cuts do not match the revenue declines. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California Municipal Obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida Municipal Obligations. Florida has a service-based economy that has performed well, recording strong and consistent growth in population, employment and income. Florida's location, climate, natural resources, and favorable tax environment continue to drive economic performance. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with approximately 73% of its revenues derived from the 6% sales and use tax. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The state has generated operating surpluses in recent years while maintaining tax levels and funding growth-related service requirements. Florida's constitutional budget stabilization reserve has been fully funded at 5% of revenues since fiscal 1999. While slightly diminished in fiscal 2001, and additional declines projected for 2002, reserves will remain above 6% of general fund revenues. Florida has had significant spending pressure in the area of health and human services. The strength in job growth, consumer spending and business investments is expected to moderate some in fiscal year 2001-2002, but not enough to threaten the ten-year economic expansion Florida has enjoyed. The state budget financial outlook is positive, with revenue growth expected to be solid, but slightly below the average seen in recent years. The length and duration of the national economic slowdown, as well as the economic performance of Latin America and Europe, will be key determinants in the state's economic and revenue performance in fiscal 2002, particularly tourism activity. Although no Florida Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida Municipal Obligations.


TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund

(except the Ohio Tax-Free Money Fund) during its most recent fiscal year was 0.50% of average daily net assets. The fee paid by the Ohio Tax-Free Money Fund during its most recent fiscal year was 0.43% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Sub-Advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2000, Fort Washington had assets under management of approximately $19 billion. Fort Washington has been managing each Fund since May 1, 2000.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio and has been managing the Funds since October 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. He was employed by the Trust's previous investment adviser from 1981 until April 2000.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Funds' Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO INSTITUTIONAL SHARES MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

Shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may not be eligible for sale in your state of residence.

For more information about how to purchase shares or to determine whether a Fund is available for sale in your state, telephone Touchstone (Nationwide call toll-free 800.543.0407).

     ! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request - including exchanges from other Touchstone Funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                    CLASS A SHARES
                                    CLASS B SHARES         INSTITUTIONAL SHARES
                                    CLASS C SHARES

                                 Initial     Additional    Initial    Additional
                                Investment   Investment   Investment  Investment

REGULAR ACCOUNT                 $    1,000   $       50   $1,000,000  $       50
--------------------------------------------------------------------------------
INVESTMENTS THROUGH THE                                      Not         Not
AUTOMATIC INVESTMENT PLAN       $       50   $       50   Available   Available
--------------------------------------------------------------------------------

     ! INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

CHOOSING A CLASS OF SHARES
TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------

The offering price of Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
                                    --------------------    --------------------
AMOUNT OF YOUR INVESTMENT              OFFERING PRICE       NET AMOUNT INVESTED
-------------------------              --------------       -------------------

Under $50,000                              4.75%                   4.99%
$50,000 but less than $100,000             4.50%                   4.72%
$100,000 but less than $250,000            3.50%                   3.63%
$250,000 but less than $500,000            2.95%                   3.04%
$500,000 but less than $1 million          2.25%                   2.31%
$1 million or more                         0.00%                   0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                             CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
--------------------------------------------------------------------------------
Second                                                         4.00%
--------------------------------------------------------------------------------
Third                                                          3.00%
--------------------------------------------------------------------------------
Fourth                                                         2.00%
--------------------------------------------------------------------------------
Fifth                                                          1.00%
--------------------------------------------------------------------------------
Sixth                                                          1.00%
--------------------------------------------------------------------------------
Seventh and thereafter*                                        None
--------------------------------------------------------------------------------

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1% will be charged on Class C shares redeemed within 1 year after you purchased them.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS

Each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (the "Money Market Funds") has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. This plan allows each Money Market Fund to pay an annual fee of up to 0.25% of its average daily net assets for the sale and distribution of shares. The Ohio Tax-Free Money Fund's plan is for its Retail shares only. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL SHARES

The minimum initial investment in Institutional shares of the Ohio Tax-Free Money Fund ordinarily is $1 million. Institutional shares are not subject to Rule 12b-1 distribution fees. Institutional shares do not offer checkwriting privileges, the automatic investment plan, or the systematic withdrawal plan.

OPENING AN ACCOUNT
------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o    Please make your check (in U.S. dollars) payable to the applicable Fund.

o Send your check with the completed Account Registration to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing. You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

o    You may also open an account through your financial advisor.

o We price direct purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in the Money Market Funds on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. Class B shareholders who want to exchange into a money market fund may exchange their shares for Class B shares of the Money Market Fund series of Touchstone Investment Trust.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the applicable Fund.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading.

o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Account Registration to do this. This option is not available to Institutional shares of the Ohio Tax-Free Money Fund. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your Account Registration. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to Institutional shares of the Ohio Tax-Free Money Fund.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM (AVAILABLE ONLY TO THE MONEY MARKET FUNDS). Cash accumulations in accounts with financial institutions may be automatically invested in the Money Market Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

o    Charge a fee for its services

o    Act as the shareholder of record of the shares

o    Set different minimum initial and additional investment requirements

o    Impose other charges and restrictions

o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Account Registration. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 800.543.0407

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon, Eastern time.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for the sale of your shares to Touchstone.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o    Sign  your   request   exactly  as  your  name   appears  on  your  Account
     Registration.

BY WIRE

o    Complete the appropriate information on the Account Registration.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee. (There is no fee for wire redemptions of Institutional shares in the Ohio Tax-Free Money Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may open a checking account in the Tax-Free Intermediate Term Fund (Class A and Class C shares only), the Tax-Free Money Fund, the Ohio Tax-Free Money Fund (Retail shares only), the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and redeem shares by check.

o    There is no fee for your checking account.

o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

o Checks will be processed at the NAV the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o Shareholders of the Tax-Free Intermediate Term Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.

o    Checks may not be certified.

o If you invest in a Money Market Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000.

o    There is no special fee for this service.

o    The  systematic   withdrawal   plan  is  not  available  to   Institutional
     shareholders of the Ohio Tax-Free Money Fund.

ooo Special Tax Consideration

Involuntary sales in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

ooo Special Tax Consideration

Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

     o The redemption is due to the death or post-purchase disability of a shareholder

     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then

     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000

o Proceeds to be paid when information on your Account Registration has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o    Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from a joint account to an individual's account

o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

ooo Special Tax Consideration
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your Fund shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

     o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The share price, also called NAV, of each of the Money Market Funds is determined as of 12:00 noon and 4:00 p.m., Eastern time every day the NYSE is open. The offering price (NAV plus a sales charge, if applicable) of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

DISTRIBUTIONS AND TAXES

ooo SPECIAL TAX CONSIDERATION

You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                            Dividends Declared    Dividends Paid

Tax-Free Money Fund
Ohio Tax-Free Money Fund
California Tax-Free Money Fund
Florida Tax-Free Money Fund                        Daily             Monthly
--------------------------------------------------------------------------------

Tax-Free Intermediate Term Fund
Ohio Insured Tax-Free Fund                        Monthly            Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS. (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

ooo SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

ooo SPECIAL TAX CONSIDERATION

     o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Fund. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

     o California Tax-Free Money Fund. The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligations which pay interest that is not exempt from federal income tax and/or California income tax.

     o Florida Tax-Free Money Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida municipal obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida municipal obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for the fiscal years ending before June 30, 2000 was audited by other independent accountants.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
-----------------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.87     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------
Income from investment operations:
   Net investment income ...........................       0.47         0.48         0.48         0.50         0.50
   Net realized and unrealized gains (losses)
      on investments ...............................       0.37        (0.19)       (0.25)        0.11         0.16
                                                      ------------------------------------------------------------
Total from investment operations ...................       0.84         0.29         0.23         0.61         0.66

                                                       ------------------------------------------------------------
Dividends from net investment income ...............      (0.47)       (0.48)       (0.48)       (0.50)       (0.50)

                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  11.05     $  10.68     $  10.87     $  11.12     $  11.01
                                                       ============================================================
Total return(A) ....................................      7.99%        2.75%        2.07%        5.63%        6.19%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 35,698     $ 36,817     $ 47,899     $ 52,896     $ 58,485
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      4.31%        4.47%        4.33%        4.50%        4.55%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.05% and 1.00% for the years ended June 30, 2001 and 2000, respectively.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
-----------------------------------------

================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of year .............................   $  10.96
                                                                     --------
Income from investment operations:
   Net investment income .........................................       0.06
   Net realized and unrealized gains on investments ..............       0.10
                                                                     --------
Total from investment operations .................................       0.16
                                                                     --------

Dividends from net investment income .............................      (0.06)
                                                                     --------

Net asset value at end of year ...................................   $  11.06
                                                                     ========

Total return(B) ..................................................      1.50%
                                                                     ========

Net assets at end of year (000's)(C) .............................   $      0
                                                                     ========

Ratio of net expenses to average net assets(D) ...................      0.00%(E)

Ratio of net investment income to average net assets .............      3.56%(E)

Portfolio turnover rate ..........................................        51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Class B shares net assets are less than $1,000.

(D) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.74%(E) for the period ended June 30, 2001.

(E)  Annualized.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
-----------------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.88     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.39         0.40         0.40         0.42         0.43
   Net realized and unrealized gains (losses)
      on investments ...............................       0.38        (0.20)       (0.24)        0.11         0.16
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.77         0.20         0.16         0.53         0.59
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.39)       (0.40)       (0.40)       (0.42)       (0.43)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.06     $  10.68     $  10.88     $  11.12     $  11.01
                                                      ============================================================

Total return(A) ....................................      7.27%        1.88%        1.40%        4.85%        5.49%
                                                       ============================================================

Net assets at end of year (000's) ..................   $  3,043     $  3,374     $  4,634     $  4,747     $  5,161
                                                       ============================================================
Ratio of net expenses to average net assets(B) .....      1.74%        1.74%        1.74%        1.74%        1.65%

Ratio of net investment income to
   average net assets ..............................      3.56%        3.72%        3.58%        3.75%        3.89%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Advisor, the ratio of expenses  to average net assets would have been 1.80% and 1.76% for the years ended June 30, 2001 and 2000, respectively.

OHIO INSURED TAX-FREE FUND - CLASS A
------------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.45     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------
Income from investment operations:
   Net investment income ...........................       0.56         0.58         0.58         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.44        (0.29)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.00         0.29         0.24         0.84         0.86
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.56)       (0.58)       (0.58)       (0.61)       (0.61)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.56)       (0.58)       (0.87)       (0.69)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.45     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.88%        2.60%        1.81%        7.03%        7.36%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 54,791     $ 59,600     $ 62,737     $ 69,289     $ 70,816
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      4.77%        5.08%        4.72%        4.95%        5.05%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Advisor, the ratio of expenses to average net assets would have been 0.78% and 0.77% for the years ended June 30, 2001 and 2000, respectively.

OHIO INSURED TAX-FREE FUND - CLASS B
------------------------------------

================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $  11.76
                                                                     --------
Income from investment operations:
   Net investment income .........................................       0.11
   Net realized and unrealized gains on investments ..............       0.12
                                                                     --------
Total from investment operations .................................       0.23
                                                                     --------

Less distributions:
   Dividends from net investment income ..........................      (0.11)
                                                                     --------

Net asset value at end of period .................................   $  11.88
                                                                     ========

Total return(B) ..................................................      1.98%
                                                                     ========

Net assets at end of period (000's) ..............................   $     40
                                                                     ========

Ratio of net expenses to average net assets(C) ...................      0.50%(D)

Ratio of net investment income to average net assets .............      1.40%(D)

Portfolio turnover rate ..........................................        20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 0.52%(D) for the period ended June 30, 2001.

(D)  Annualized.

OHIO INSURED TAX-FREE FUND - CLASS C
------------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.44     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------
Income from investment operations:
   Net investment income ...........................       0.47         0.49         0.49         0.52         0.53
   Net realized and unrealized gains
      (losses) on investments ......................       0.45        (0.30)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.92         0.19         0.15         0.75         0.78
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.47)       (0.49)       (0.49)       (0.52)       (0.53)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.47)       (0.49)       (0.78)       (0.60)       (0.53)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.44     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.15%        1.75%        1.05%        6.24%        6.65%
                                                       ============================================================
Net assets at end of year (000's) ..................   $  4,526     $  3,585     $  4,740     $  5,215     $  4,639
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      1.50%        1.50%        1.50%        1.50%        1.42%

Ratio of net investment income to
   average net assets ..............................      4.00%        4.42%        3.97%        4.20%        4.37%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.52% and 1.56% for the years ended June 30, 2001 and 2000, respectively.

TAX-FREE MONEY FUND
-------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.034        0.032        0.027        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.034)      (0.032)      (0.027)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.45%        3.22%        2.75%        3.03%        2.89%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 22,409     $ 25,194     $ 25,234     $ 37,383     $ 30,126
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.89%        0.89%        0.89%        0.92%        0.99%

Ratio of net investment income to
   average net assets ..............................      3.42%        3.15%        2.74%        2.98%        2.85%

(A)  Absent fee  waivers by the  Advisor, the ratio of expenses to average net assets would have been 1.09%,
     1.00% and 0.95% for the years ended June 30, 2001, 2000 and 1999, respectively.

OHIO TAX-FREE MONEY FUND - RETAIL
---------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.031        0.027        0.030        0.030
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.031)      (0.027)      (0.030)      (0.030)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.31%        3.09%        2.73%        3.07%        2.99%
                                                       ============================================================
Net assets at end of year (000's) ..................   $211,564     $214,561     $214,691     $205,316     $166,719
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      3.29%        3.04%        2.68%        3.02%        2.93%

(A)  Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 0.75%, 0.77%, 0.77%, 0.76% and 0.77% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997, respectively.  The fees waived by the Advisor during the year ended June 30, 2001 were less than 0.01%.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
----------------------------------------

====================================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD
                                                                           YEAR ENDED JUNE 30,              ENDED
                                                       -----------------------------------------------     JUNE 30,
                                                         2001         2000         1999         1998       1997(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.035        0.033        0.029        0.033        0.016
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.035)      (0.033)      (0.029)      (0.033)      (0.016)
                                                       ------------------------------------------------------------
Net asset value at end of period ...................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.58%        3.35%        2.98%        3.33%        3.31%(C)
                                                       ============================================================
Net assets at end of period (000's) ................   $185,381     $132,889     $176,106     $115,266     $ 97,589
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.50%        0.50%        0.50%        0.50%        0.50%(C)

Ratio of net investment income to
   average net assets ..............................      3.52%        3.25%        2.93%        3.27%        3.28%(C)

(A)  Represents  the year from the initial public offering of Institutional shares (January 7, 1997) through
     June 30, 1997.

(B)  Absent fee waivers and/or expense  reimbursements by the Advisor, the ratio of expenses to average net assets would have been 0.50%, 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 2001, 2000, 1999, 1998 and 1997,  respectively.  The fees  waived by the  Advisor during the year ended June 30, 2001 were less than 0.01%.

(C)  Annualized.

CALIFORNIA TAX-FREE MONEY FUND
------------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.028        0.027        0.025        0.029        0.028
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.028)      (0.027)      (0.025)      (0.029)      (0.028)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      2.84%        2.75%        2.56%        2.94%        2.81%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 69,485     $ 62,900     $ 47,967     $ 41,013     $ 32,186
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.77%        0.80%

Ratio of net investment income to
   average net assets ..............................      2.84%        2.72%        2.52%        2.89%        2.76%

(A)  Absent fee  waivers by the  Advisor, the ratio of  expenses to average net assets would have been 0.75%
     for the year ended June 30, 2001.  The fees waived by the Advisor were less than 0.01%.

FLORIDA TAX-FREE MONEY FUND
---------------------------

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.030        0.026        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.030)      (0.026)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.30%        3.05%        2.68%        3.03%        2.90%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 16,690     $ 18,244     $ 21,371     $ 14,368     $ 22,434
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.65%        0.73%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      3.26%        2.98%        2.58%        2.98%        2.85%

(A)  Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of  expenses to average net assets would have been 1.01%, 1.00%, 0.98%, 0.95% and 0.94% for the years ended June 30, 2001, 2000, 1999, 1998 and
     1997, respectively.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o
Cincinnati, Ohio 45202  o  800.543.0407  o  http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

[LOGO]                                                                                                     RETURN COMPLETED FORM TO:
                                                                                                          Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403(b) PLANS                                                                      800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (4 one box only)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last             Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #       Date of Birth               Joint Owner's Social Security #              Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                    Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                     Taxpayer I.D. Number                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):

====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund  $_______  o Ohio Tax-Free Money Fund - I     $_______

o TOTAL INVESTMENT OF $_________________
Please make check payable to the Touchstone Family of Funds or the applicable Touchstone Fund.

====================================================================================================================================
4.   DISTRIBUTION OPTION ([CHECK] the appropriate boxes)

                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: Please call Touchstone at 800.543.0407 for further instructions.
If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
5.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
6.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled  to a reduced  sales  charge.  I agree to the  terms of the  Letter of Intent  set  forth in the  Statement  of  Additional
Information.

o Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:

  o $50,000         o $100,000          o $250,000

  o $500,000        o $1,000,000 or more

o I am already investing under an existing Letter of Intent in the following account number:    .
====================================================================================================================================
7.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund-Retail  $_______

------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X

====================================================================================================================================
8.   TELEPHONE TRANSFERS AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the telephone redemption privilege.
====================================================================================================================================
9.   ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
10.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:

a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and

b. I am/we are not subject to backup withholding because:

   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and

c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this  Application.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
11.  FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================

Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
12.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.


STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - Retail$_______

====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

TOUCHSTONE
FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com
-----------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
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                                                                 FAMILY OF FUNDS

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                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2001

                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                               Tax-Free Money Fund
                            Ohio Tax-Free Money Fund
                         California Tax-Free Money Fund
                           Florida Tax-Free Money Fund

This Statement of Additional Information is not a prospectus. It should be read together with Touchstone Tax-Free Trust's prospectus dated November 1, 2001. A copy of the Prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling Touchstone nationwide, 800.543.0407, or in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

                                TABLE OF CONTENTS                           PAGE

THE TRUST ..................................................................   3

MUNICIPAL OBLIGATIONS ......................................................   5

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS ...................................  10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ..............................  13

INVESTMENT LIMITATIONS .....................................................  17

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES ...................  23

TRUSTEES AND OFFICERS ......................................................  26

THE INVESTMENT ADVISOR AND SUB-ADVISOR .....................................  30

THE DISTRIBUTOR ............................................................  32

DISTRIBUTION PLANS .........................................................  34

SECURITIES TRANSACTIONS ....................................................  36

CODE OF ETHICS .............................................................  38

PORTFOLIO TURNOVER .........................................................  38

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE .......................  38

CHOOSING A SHARE CLASS .....................................................  41

OTHER PURCHASE INFORMATION .................................................  47

TAXES ......................................................................  50

REDEMPTION IN KIND .........................................................  53

HISTORICAL PERFORMANCE INFORMATION .........................................  53

PRINCIPAL SECURITY HOLDERS .................................................  58

CUSTODIAN ..................................................................  59

INDEPENDENT AUDITORS .......................................................  59

TRANSFER AGENT .............................................................  59


FINANCIAL STATEMENTS .......................................................  62

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

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other

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

legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Class A shares, Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

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

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund invest primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

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

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market

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

value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders. Each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible

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

financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. Certain of these lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Duff & Phelps ("Fitch").

The Tax-Free Intermediate Term Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating
          (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds.
Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation which depends on credit of the U.S. Government (e.g. project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations which are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by a Fund without the affirmative vote of a majority of its outstanding shares.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Funds will not make any additional purchases of portfolio securities while borrowings are outstanding.

The Ohio Tax-Free Money Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

     7. CERTAIN COMPANIES. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

     8. OBLIGATIONS OF ONE ISSUER. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

     12.  COMMON STOCKS. Each Fund will not invest in common stocks.

     13. SECURITIES OWNED BY AFFILIATES. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Advisor, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

     14. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     15. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments. Each Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     16. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.

THE LIMITATIONS APPLICABLE TO THE OHIO TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by it except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or any state and its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE FLORIDA TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets.
          Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

Each of the Tax-Free Intermediate Term Fund, the Tax-Free Money Fund and the California Tax-Free Money Fund has a fundamental policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Ohio Insured Tax-Free Fund has a fundamental policy that under normal circumstances at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. The Ohio Tax-Free Money Fund has a fundamental policy that under normal circumstances at least 80% of its total assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax. These fundamental policies may not be changed without the approval of a Fund's shareholders.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 80% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, a fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has been the leader in the municipal bond insurance market for the past eighteen years. Consistent with management's expectations and recent industry trends, MBIA's business in 2000 was characterized by attractive international growth, stable but economically attractive asset-backed volume and reduced public finance insurance opportunities. MBIA's volume of gross par written in 2000 was up 7.2% from its 1999 results. In order to offset the sluggish domestic public finance business environment, MBIA increased its volume of international par written by 144% in 2000. MBIA's international business not only contributed to the company's growth goals, but to its profit margins, as all international structured finance business has historically been more profitable than domestic finance business. To strategically position the company, offices have been established in London, Paris, Madrid, Sydney, Tokyo and Singapore. MBIA continued to strictly adhere to its standard of investment-grade underwriting, with 75% of its business insured in 2000 in the `A' category or above. Whereas consideration historically was given to market share and market share goals, emphasis is now placed on economic and risk management considerations. The combination of higher premium rates and/or lower capital charges for books of business insured over the past several years has served to strengthen MBIA's capital profile in relation to the risk of the insured book of business. In particular, goals of increasing premium rates and decreasing capital charges were set and were largely achieved. However, MBIA's exposure in 2000 to the California utilities remained a high visibility item for the company and the industry. MBIA's par exposure to Pacific Gas & Electric totaled $590 million and its exposure to Southern California Edison totaled $414 million. About 60% of this total exposure was secured by first mortgages and the remainder is unsecured. MBIA's management believes that, given this collateralized position, as well as the essential service nature of the business, the likelihood of sustaining a material loss is small. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

AMBAC is the oldest and second largest bond insurer. Although new issue public finance volume was down significantly in 2000, AMBAC reported only a 3% decline in total gross par written. In the public finance market, management places more emphasis on retaining market share of insurance premiums at acceptable returns than on market share based on par written. Therefore, AMBAC's public finance underwriting is weighted more towards project finance, municipal lease finance, higher education and transportation sectors and less on the low-risk, low-premium general obligation and utility sectors. In 2000, AMBAC reported a 13% increase in statutory underwriting income and its capital resources increased by 14%. The growth in adjusted premiums earned was primarily due to the increase in annual premium structured and asset-backed business, and in particular, the higher premium international business. While AMBAC continues to be a major player in the traditional domestic public finance market, structured and asset-backed business now represent the greatest amount of gross par written. Management's international business strategy has been so successful that international gross par written may surpass domestic public finance gross par written in the not too distant future. AMBAC's growing amount of international exposure provides diversification benefits but does add higher risk to the insured portfolio. While the total insured portfolio in 2000 was solidly in the `A' category, approximately 45% of international exposure was in the `BBB' category. Following two years of net recoveries, losses totaled $8.6 million in 2000. The increase in losses was primarily due to the closing of the Dallas-Fort Worth Medical Center where AMBAC had $20 million in net par exposure related to the center's hospital revenue refunding bonds. AMBAC is entirely owned by public shareholders.

FGIC is 99% owned by General Electric Capital Corp. and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. FGIC remains committed to low risk, high quality underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market which provide predictable earnings, such as general obligations, tax-backed, water and sewer, lease revenue and transportation sectors. Evidence of management's success in achieving its strategy is a weighted average capital charge for the public finance book of business that is the lowest in the industry. Management's conservative public finance underwriting strategy extends to its non-public finance business, as it is very selective in the asset classes and deal structures it is willing to insure. The domestic non-public finance business strategy continues to be limited primarily to the mortgage-backed security market. In 2000, FGIC's domestic non-public finance gross par written rose 133%. Going forward, FGIC's non-public finance par written will continue to be exposed to the dynamics of the mortgage-backed securities market since FGIC has limited itself to one asset-backed securities sector. Targeting low-risk, tax-backed bonds places FGIC in one of the more competitively priced sectors. There has been, however, some improvement in the pricing for these sectors. The company remains a very limited player in the international market. In 2000, FGIC reported a 50% decrease in statutory underwriting income and a 39% decrease in net premiums earned. In terms of FGIC's municipal book of business, the lower-risk, lower premium rate sectors in which it participates provide long-term stable earnings. This stability is derived from the size of FGIC's municipal book of business relative to the total portfolio. Although limited non-public finance sector participation may add a degree of variability of FGIC's underwriting income due to the nature in which premiums are earned in this business line, FGIC's underwriting income continues to be driven by the public finance book of business.

FSA was acquired by Dexia S.A., one of the 25 largest banking groups in Europe, on July 5, 2000. Dexia fully endorses FSA's core business strategies and fundamental operating practices and has no plans to change any of them. Although FSA has operated as an independent subsidiary since the acquisition, together FSA and Dexia may pursue opportunities where they can combine their respective strengths to create new products or services. In these instances, it is expected that FSA will stay true to the sound underwriting and risk-management guidelines that have served it well in the past. FSA's operating results in 2000 showed a continuation of the positive trends already established, while financial results were affected by significant merger-related expenses. FSA has a solid position in each of its three markets: the domestic municipal market, the domestic asset-based market and the international market. The balance of the company's origination capability across the municipal and asset-backed sectors served FSA well in 2000, allowing the company to produce growth in overall par written despite a weak municipal new-issue market. This balance was further solidified with substantial growth in the international sector again in 2000 while maintaining, if not improving, underwriting integrity. During 2000, a record level of total par insured was recorded. FSA continues to demonstrate a disciplined approach to new business, generally prioritizing first by credit quality. FGIC's volume of total par insured in the U.S. municipal market was down 18% in 2000 while domestic asset-backed volume rose 13% and international gross par insured was up 52%. While international volume growth in 2000 was exceptional, the company has taken a prudent underwriting approach and has had a limited appetite for emerging market exposure.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Touchstone Family of Funds for the fiscal year ended June 30, 2001. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.

                                                           DEFERRED        AGGREGATE
                                                           COMPENSATION    COMPENSATION FROM
                                            COMPENSATION   ACCRUED         THE TOUCHSTONE
NAME                    POSITION HELD       FROM TRUST     FROM TRUST(1)   FAMILY (2)
----                    -------------       ----------     -------------   ----------

J. Leland Brewster II   Trustee             $1,642         $1,859          $14,438
William O. Coleman      Trustee             $2,594         $2,302          $20,875
Philip R. Cox           Trustee             $4,896         $    0          $20,875
H. Jerome Lerner        Trustee             $4,063         $    0          $16,438
*Robert H. Leshner      Trustee             $    0         $    0          $     0
*Jill T. McGruder       President/Trustee   $    0         $    0          $     0
Oscar P. Robertson      Trustee             $1,875         $1,771          $15,063
Nelson Schwab, Jr.      Trustee             $5,208         $    0          $22,125
Robert E. Stautberg     Trustee             $2,807         $2,401          $22,125
Maryellen Peretzky      Vice President      $    0         $    0          $     0
Tina D. Hosking         Secretary           $    0         $    0          $     0
Scott A. Englehart      Treasurer           $    0         $    0          $     0
Terrie A. Wiedenheft    Controller          $    0         $    0          $     0

     (1) Effective January 1, 2001, each independent Trustee is eligible to participate in the Touchstone Trustee Deferred Compensation Plan which allows the Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Trustees from the Touchstone Family of Funds during the fiscal year ended June 30, 2001 is as follows: J. Leland Brewster - $7,438, William O. Coleman - $9,208, Oscar P. Robertson - $7,083 and Robert E. Stautberg $9,604.

     (2) The Touchstone family of funds consists of six series of the Trust, eight series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

     * Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor and a director of Integrated Fund Services, Inc., the Trust's transfer agent, and Mr. Leshner, as the Managing Director of Fort Washington Investment Advisors, Inc., the Trust's Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Messrs.  Lerner,  Schwab and Stautberg are members of the Audit  Committee.  The
Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls.

Messrs. Brewster, Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues which may arise.

Messrs. Brewster, Coleman, Cox, Schwab and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

J. LELAND BREWSTER II, Age 72, 201 East Fifth Street, Cincinnati, Ohio is a retired Senior Partner of Frost Brown Todd LLP (a law firm).

WILLIAM O. COLEMAN, Age 72, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA-Vision (a laser vision correction institute).

PHILLIP R. COX, Age 53, 105 East Fourth Street, Cincinnati, Ohio is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. Until 2000, he was a director of PNC Bank, N.A.

H. JEROME LERNER, Age 63, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 62, 311 Pike Street, Cincinnati, Ohio is a Managing Director of Fort Washington Investment Advisors, Inc. (the Sub-Advisor of the Trust). Until 1999, he was President and a director of Fort Washington Brokerage Services, Inc. (a registered broker-dealer), Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer).

JILL T. McGRUDER, Age 46, 221 East Fourth Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (the investment advisor of the Trust) and Touchstone Securities, Inc. (the distributor for the Trust). She is a Senior Vice President of The Western-Southern Life Insurance Company and a director of Capital Analysts Incorporated (a registered investment advisor and broker-dealer), IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. She is also President and a director of IFS Agency Services, Inc. (insurance agency), IFS Insurance Agency, Inc. and Fort Washington Brokerage Services, Inc. She is President of Touchstone Variable Series Trust. Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co.

OSCAR P. ROBERTSON, Age 62, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialty distributor, and Orpack Stone Corporation, a corrugated box manufacturer.

NELSON SCHWAB, JR., Age 82, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc., The Ralph J. Stolle Company and Security Rug Cleaning Company.

ROBERT E. STAUTBERG, Age 66, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. Until 2000, he was a trustee of Good Samaritan Hospital, Bethesda Hospital and Tri Health.

TINA D. HOSKING, Age 33, 221 East Fourth Street, Cincinnati, Ohio is Vice President and Associate General Counsel and of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

MARYELLEN PERETZKY, Age 49, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President and Secretary of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is Assistant Secretary of Fort Washington Investment Advisors, Inc. and is also Vice
President of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

SCOTT A. ENGLEHART, Age 39, 221 East Fourth Street, Cincinnati, Ohio is President of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. >From 1998 until 2000, he was a Director, Transfer Agency and Mutual Fund Distribution for Nationwide Advisory Services. From 1990 until 1998, he was Vice President, Client Services for BISYS Fund Services. He is also Treasurer of Touchstone Strategic Trust and Touchstone Investment Trust and Assistant Treasurer of Touchstone Variable Series Trust.

TERRIE A. WIEDENHEFT, Age 39, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund
Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc. She is Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, Inc. and Touchstone Securities, Inc. and Assistant Treasurer of Fort Washington Investment Advisors, Inc. She is also Controller of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $2,500, a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for in-person attendance at each Committee meeting or $250 for attendance by telephone. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his position as Managing Director of Fort Washington Investment Advisors, Inc., the Funds' Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not a Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2001, 2000 and 1999. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the investment adviser for the Funds.

                                             2001          2000          1999
                                             ----          ----          ----

Tax-Free Money Fund(1)                    $  132,456    $  133,557    $  143,015
Tax-Free Intermediate Term Fund(2)           197,711       235,711       271,849
Ohio Insured Tax-Free Fund(3)                312,978       315,274       353,019
Ohio Tax-Free Money Fund(4)                1,676,404     1,689,476     1,597,319
California Tax-Free Money Fund(5)            355,236       317,209       278,310
Florida Tax-Free Money Fund(6)                97,183       132,570       285,704

     (1) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $52,881 and $27,592 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $17,332 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

     (2) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $21,150 and $5,375 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, in order to limit the Fund's operating expenses.

     (3) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $16,508 and $13,994 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, in order to limit the Fund's operating expenses.

     (4) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $19,086 and $80,268 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $51,659 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

     (5) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $1,651 of its fees during the fiscal year ended June 30, 2001 in order to limit the Fund's operating expenses.

     (6) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $70,255 and $65,561 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, and reimbursed the Fund $16,937 of expenses for the fiscal year ended June 30, 2000, in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $124,338 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Fund - 0.89%; Ohio Tax-Free Money Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Florida Tax-Free Money Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares and 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class B and Class C shares. These expense limitations will remain in effect until at least June 30, 2002.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2002, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The

Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate as follows:

                                              Fee to Sub-Advisor
Fund                                          (As % Of Average Daily Net Assets)
----                                          ----------------------------------
Tax-Free Intermediate Term Fund               0.20%
Ohio Insured Tax-Free Fund                    0.20%
Tax-Free Money Fund                           0.15%
Ohio Tax-Free Money Fund                      0.15%
California Tax-Free Money Fund                0.15%
Florida Tax-Free Money Fund                   0.15%

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Leshner may be deemed to be an affiliate of Touchstone because of his position as Managing Director of Fort Washington

Investment Advisors, Inc., a sister company of Touchstone. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. (the "Previous Distributor") was the distributor for the Trust.

Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Funds. Touchstone retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $50,706 of which Touchstone paid $47,454 to unaffiliated broker-dealers in the selling network, earned $65 as a broker-dealer in the selling network and retained $3,187 in underwriting commissions. For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $67,338 of which Touchstone paid $62,425 to unaffiliated dealers in the selling network, earned $782 as a broker-dealer in the selling network and retained $4,131 in underwriting commissions.

For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were
$46,945 of which the Previous Distributor paid $43,194 to unaffiliated broker-dealers in the selling network, earned $272 as a broker-dealer in the selling network and retained $3,479 in underwriting commissions. For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax Free Fund's shares were $90,155 of which the Previous Distributor paid $74,627 to unaffiliated broker-dealers in the selling network, earned $1,582 as a broker-dealer in the selling network and retained $13,946 in underwriting commissions.

For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $58,611 of which the Previous Distributor paid $54,787 to unaffiliated dealers in the selling network, earned $965 as a broker-dealer in the selling network and retained $2,859 in underwriting commissions. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $68,267 of which the Previous Distributor paid $58,562 to unaffiliated dealers in the selling network, earned $4,048 as a broker-dealer in the selling network and retained $5,657 in underwriting commissions.

The distributor retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 2001, Touchstone retained $3,457 and $753 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2000, the Previous Distributor retained $4,443 and $565 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1999, the Previous Distributor retained $13,216 and $1,347 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and .25% of the average daily net assets of Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 2001, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund under the Class A Plan were $25,033, $25,053, $445,335, $42,000 and $1,000, respectively. All distribution expenses incurred by the Funds were payments to broker-dealers and others for the sale or retention of assets. The Tax-Free Money Fund did not incur any distribution expenditures during the fiscal year.

CLASS B PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of such Funds. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the
 .25% account maintenance fee described above. Class B shares of the Funds did not incur any distribution expenses during the fiscal year ended June 30, 2001.

CLASS C PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended June 30, 2001, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class C Plan were $6 and $4, respectively, for payments to broker-dealers.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.

It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value, "NAV") of the shares of the Money Market Funds is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (NAV) and the public offering price (NAV plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Sub-Advisor will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted the policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Tax-Free Intermediate Term Fund purchased before February 1, 1994 are Class A shares. Shares of the Ohio Insured Tax-Free Fund purchased before
November 1, 1993 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

The chart below compares the sales loads, 12b-1 fees and conversion features applicable to each class of shares:

                                                          CONVERSION
CLASS   SALES LOAD                            12b-1 FEE   FEATURE
--------------------------------------------------------------------------------
A       Maximum  4.75%  initial  sales load   0.25%       None
        reduced  for  purchases  of $50,000
        and over;  shares  sold  without an
        initial  sales  load may be subject
        to  a  1.00%  contingent   deferred
        sales load  during  first year if a
        commission was paid to a dealer

B       Maximum 5.00%  contingent  deferred   1.00%       Class  B  Shares  will
        sales  load  during  the first year               automatically  convert
        which decreases  incrementally  and               to   Class  A   shares
        is 0 after six years                              after    approximately
                                                          eight years

C       1.00%  contingent   deferred  sales   1.00%       None
        load during first year.
--------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                      Percentage        Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load        Investment        Price
--------------------                     ----        ----------        -----
Less than $50,000                        4.75%          4.99%          4.00%
$50,000 but less than $100,000           4.50           4.72           3.75
$100,000 but less than $250,000          3.50           3.63           2.75
$250,000 but less than $500,000          2.95           3.04           2.25
$500,000 but less than $1,000,000        2.25           2.31           1.75
$1,000,000 or more                       None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                      Percentage        Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load        Investment        Price
--------------------                     ----        ----------        -----
Less than $100,000                       4.00%          4.17%          3.60%
$100,000 but less than $250,000          3.50           3.63           3.30
$250,000 but less than $500,000          2.50           2.56           2.30
$500,000 but less than $1,000,000        2.00           2.04           1.80
$1,000,000 or more                       None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                      Percentage        Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load        Investment        Price
--------------------                     ----        ----------        -----
Less than $100,000                       2.00%          2.04%          1.80%
$100,000 but less than $250,000          1.50           1.52           1.35
$250,000 but less than $500,000          1.00           1.01           .90
$500,000 but less than $1,000,000        0.75           0.76           0.65
$1,000,000 or more                       None           None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                      Percentage        Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load        Investment        Price
--------------------                     ----        ----------        -----
Less than $500,000                       1.00%          1.01%          1.00%
$500,000 but less than $1,000,000        0.75           0.76           0.75
$1,000,000 or more                       None           None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the tables above. Purchases of Class A shares in any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the transfer agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales charge will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales charge will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

Year Since Purchase          CDSC as a % of Amount
Payment Made                   Subject to Charge
--------------------------------------------------
First                                5.00%
Second                               4.00%
Third                                3.00%
Fourth                               2.00%
Fifth                                1.00%
Sixth                                1.00%
Seventh and thereafter*              None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD.

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.
o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Transfer Agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.
o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class B shares. Assume that you open an account and purchase
1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1,300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. Since this redemption is in the third year of the contingent deferred sales load schedule, (a) the 1,000 shares will be at the rate of 3.00% and the contingent deferred sales load would be $300 and (b) the 300 shares will be at the rate of 4.00% and the contingent deferred sales load would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:

1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By a director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

REINVESTMENT OF PROCEEDS FROM UNAFFILIATED MUTUAL FUNDS. You may purchase shares of the Funds at NAV when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by Touchstone. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within 1 year of the purchase of such shares and no more than 60 days prior to your purchase of shares of a Fund. To make a purchase at NAV under this arrangement, you must submit a copy of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check from the other mutual fund, endorsed to the order of the Touchstone Family of Funds. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

All or a portion of the sales load incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Touchstone Family of FundS and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone fund. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                      AMOUNT     EXPIRES JUNE 30
                                                      ------     ---------------
Tax-Free Money Fund                                  $    392         2003
                                                          564         2004
                                                        2,865         2008

California Tax-Free Money Fund                       $    447         2007

Ohio Tax-Free Money Fund                             $     90         2004
                                                        2,952         2008
                                                       12,818         2009

Florida Tax-Free Money Fund                          $  1,152         2007
                                                        6,777         2008

Tax-Free Intermediate Term Fund                      $311,014         2004
                                                      486,896         2009

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Money Market Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2001 were 2.95% and 2.99%, respectively. The Ohio Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2001 were 2.60% and 2.63%, respectively, for Retail shares and 2.85% and 2.89%, respectively, for Institutional shares. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2001 were 2.39% and 2.42%, respectively. The Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 2001 were 2.82% and 2.86%, respectively.

The Money Market Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2001 were 4.88% and 4.95%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the Ohio Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2001 were 4.63% and 4.68%, respectively, for Retail shares and 5.07% and 5.14%, respectively, for Institutional shares. Based on the highest combined marginal federal and California income tax rate for individuals, the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2001 were 4.36% and 4.42%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2001 were 4.67% and 4.74%, respectively.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

Where:
P =       a hypothetical initial payment of $1,000
T =       average annual total return
n =       number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 2001 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                     2.90%
5 years                                                                    3.89%
10 years                                                                   5.18%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
Since inception (May 1, 2001)                                             -3.49%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                     7.27%
5 years                                                                    4.22%
Since inception (February 1, 1994)                                         3.68%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                     3.73%
5 years                                                                    4.48%
10 years                                                                   5.85%

OHIO INSURED TAX-FREE FUND (CLASS B)
Since inception (May 1, 2001)                                             -3.02%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                     8.15%
5 years                                                                    4.75%
Since inception (November 1, 1993)                                         4.07%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

--------------------------------------------------------------------------------------
                                                       Ohio       Ohio       Ohio
          Tax-Free       Tax-Free       Tax-Free       Insured    Insured    Insured
          Intermediate   Intermediate   Intermediate   Tax-Free   Tax-Free   Tax-Free
Period    Term Fund      Term Fund      Term Fund      Fund       Fund       Fund
Ended     Class A        Class B        Class C        Class A    Class B    Class C
--------------------------------------------------------------------------------------
6-30-92    8.78%                                       11.55%
--------------------------------------------------------------------------------------
6-30-93   10.75%                                       12.24%
--------------------------------------------------------------------------------------
6-30-94    1.70%                        -3.40%(1)      -0.41%                -4.01%(2)
--------------------------------------------------------------------------------------
6-30-95    6.36%                         5.82%          7.75%                 7.31%
--------------------------------------------------------------------------------------
6-30-96    4.51%                         4.00%          5.05%                 4.44%
--------------------------------------------------------------------------------------
6-30-97    6.19%                         5.49%          7.36%                 6.65%
--------------------------------------------------------------------------------------
6-30-98    5.63%                         4.85%          7.03%                 6.24%
--------------------------------------------------------------------------------------
6-30-99    2.07%                         1.40%          1.81%                 1.05%
--------------------------------------------------------------------------------------
6-30-00    2.75%                         1.88%          2.60%                 1.75%
--------------------------------------------------------------------------------------
6-30-01    7.99%           1.50%(3)      7.27%          8.88%     1.98%(3)    8.15%
--------------------------------------------------------------------------------------

(1)  From date of initial public offering on February 1, 1994.
(2)  From date of initial public offering on November 1, 1993.
(3)  From date of initial public offering on May 1, 2001.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 2001 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                                                     7.99%
3 Years                                                                    4.24%
5 Years                                                                    4.91%
10 Years                                                                   5.64%
Since inception (September 10, 1981)                                       6.09%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                                                     8.88%
3 Years                                                                    4.42%
5 Years                                                                    5.52%
10 Years                                                                   6.32%
Since inception (April 1, 1985)                                            7.34%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio  Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                          Yield = 2[(a-b)/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2001 were 4.22%, 3.73% and 3.47%, respectively. The yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2001 were 4.67%, 5.45% and 3.92%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2001 were 6.99%, 6.18% and 5.75%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the tax-equivalent yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2001 were 8.36%, 9.75% and 7.02%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Retail and Institutional shares of the Ohio Tax-Free Money Fund. The yield of Institutional shares is expected to be higher than the yield of Retail shares due to the distribution fees imposed on Retail shares. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. In addition, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of October 9, 2001, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

--------------------------------------------------------------------------------
                                                                     % OF FUND
FUND                              SHAREHOLDER                         (OR CLASS)
--------------------------------------------------------------------------------
Tax-Free Money Fund               Edward A. Striker                   8.58%
                                  Carol A. Striker
                                  9711 Bennington  Drive
                                  Cincinnati, OH 45241
--------------------------------------------------------------------------------
Tax-Free Money Fund               National Investor Services Corp.    7.24%
                                  FBO The Exclusive Benefit of its
                                  Customers
                                  55 Water Street
                                  New York, NY  10041
--------------------------------------------------------------------------------
Tax-Free Intermediate Term        Merrill Lynch, Pierce, Fenner &     5.85%
Fund - Class A                    Smith Incorporated For the Sole
                                  Benefit of its Customers
                                  4800 Deer Lake Dr. East
                                  Jacksonville, FL 32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term        PaineWebber for the Benefit of     99.80%
Fund - Class B                    William Brandt*
                                  263 Whiley Road
                                  Groton, MA 01450
--------------------------------------------------------------------------------
Tax-Free Intermediate Term        Joyce Yates                         6.45%
Fund - Class C                    400 S. Lower Schooner Rd.
                                  Nashville, IN 47448
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      Donaldson, Lufkin & Jenrette       13.83%
Class B                           Securities Corporation Inc.
                                  P.O. Box 2052
                                  Jersey City, NJ 07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      Salomon Smith Barney, Inc.*        85.79%
Class B                           FBO a Customer's Account
                                  333 West 34th Street, 3rd Floor
                                  New York, NY 10001
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      Donaldson, Lufkin & Jenrette       13.83%
Class B                           Securities Corporation Inc.
                                  P.O. Box 2052
                                  Jersey City, NJ  07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      Donaldson, Lufkin & Jenrette        5.52%
Class C                           Securities Corporation Inc.
                                  P.O. Box 2052
                                  Jersey City, NJ  07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      PaineWebber for the Benefit of      6.10%
Class C                           Leland F. Brubaker Trustee
                                  4229 Westleton Ct.
                                  Columbus, OH  43221
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -      FiServe Securities Inc.            16.09%
Class C                           Attn: Mutual  Funds
                                  2005 Market Street
                                  Philadelphia, PA  19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -        FiServe Securities Inc.*           56.44%
Retail Shares                     2005 Market Street
                                  Philadelphia, PA 19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -        Fifth Third Bank Trust*            79.79%
Institutional Shares              Attn Jennifer Moser
                                  38 Fountain Square Plaza
                                  Cincinnati, OH 45202
--------------------------------------------------------------------------------
California Tax-Free Money Fund    Bear Stearns & Co. FBO              7.20%
                                  An Account
                                  1 Metrotech Center North
                                  Brooklyn, NY  11201
--------------------------------------------------------------------------------
California Tax-Free Money Fund    Bear Stearns & Co. FBO              7.47%
                                  An Account
                                  1 Metrotech Center North
                                  Brooklyn, NY 11201
--------------------------------------------------------------------------------
California Tax-Free Money Fund    Bear Stearns & Co. FBO             12.91%
                                  An Account
                                  1 Metrotech Center North
                                  Brooklyn, NY 11201
--------------------------------------------------------------------------------
Florida Tax-Free Money Fund       Fifth Third Bank Trust*            47.82%
                                  38 Fountain Square Plaza
                                  Cincinnati, OH 45263
--------------------------------------------------------------------------------
Florida Tax-Free Money Fund       Milton R. Psaty TTEE                5.45%
                                  The Milton Psaty Revocable
                                  Living Trust
                                  3170 South Ocean Blvd
                                  Palm Beach, FL 33480
--------------------------------------------------------------------------------
Florida Tax-Free Money Fund       Joseph H. Kanter                   12.84%
                                  9792 Windisch Road
                                  West Chester, OH 45069
--------------------------------------------------------------------------------

* May be deemed to control the Fund (or class) due to record ownership of 25% or more of the outstanding shares as of October 9, 2001.

As of October 9, 2001, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third

Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2002. Ernst & Young performs an annual audit of the Trust's financial statements and advises the Trust on certain accounting matters

TRANSFER AGENT
--------------

The Trust's transfer agent, Integrated Fund Services, Inc. ("IFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership. IFS receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Money Market Funds and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

IFS also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable IFS to perform its duties, each Fund pays IFS a fee in accordance with the following schedule:

               ASSET SIZE OF FUND                        MONTHLY FEE*
               ------------------                        ------------

               $0 - $50,000,000                            $2,500
               $50,000,000 - $100,000,000                  $3,000
               $100,000,000 - $200,000,000                 $3,500
               $200,000,000 - $300,000,000                 $4,000
               Over $300,000,000                           $5,000**

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

IFS is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, IFS receives a fee from the Advisor. The Advisor is solely responsible for the payment of these administrative fees to IFS, and IFS has agreed to seek payment of such fees solely from the Advisor.

FINANCIAL STATEMENTS
--------------------

The financial statements as of June 30, 2001 appear in the Trust's annual report which is attached to this Statement of Additional Information. The Trust's annual report was audited by Ernst & Young LLP.



                                  ANNUAL REPORT
                                  JUNE 30, 2001

                             o TAX-FREE MONEY FUND

                             o CALIFORNIA TAX-FREE MONEY FUND

                             o OHIO TAX-FREE MONEY FUND

                             o FLORIDA TAX-FREE MONEY FUND

                             o TAX-FREE INTERMEDIATE TERM FUND

                             o OHIO INSURED TAX-FREE FUND

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------
Financial Highlights                                                       16-24
--------------------------------------------------------------------------------
Notes to Financial Statements                                              25-33
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Tax-Free Money Fund                                                   34-35
--------------------------------------------------------------------------------
     California Tax-Free Money Fund                                        36-38
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Fund                                              39-44
--------------------------------------------------------------------------------
     Florida Tax-Free Money Fund                                           45-46
--------------------------------------------------------------------------------
     Tax-Free Intermediate Term Fund                                       47-49
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            50-52
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            53
--------------------------------------------------------------------------------
Report of Independent Auditors                                                54
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Overview

The year ended June 30, 2001 proved to be a very good year for municipal bonds. Not only was the municipal sector one of the best performing within the bond market, but it outperformed the S&P 500 over the year as well. Much of the excess performance in the bond market can be attributed to the sharp decline in interest rates.

The economy began to weaken in the third quarter of 2000, due in large part to the sharp downturn in the stock market. As the year progressed, economic conditions worsened as business expenditures, which had fueled much of the economy's growth, slowed to a trickle. This provided the impetus for interest rates to move lower. In January 2001, the Federal Reserve Board (Fed) surprised the market by cutting interest rates by 0.50%. In all, the Fed has lowered interest rates a total of 2.75% bringing the fed funds rate to 3.75%. Yields on intermediate maturity U.S. Treasury securities declined by 0.60% to 1.20% over the reporting period, while municipal bond yields declined by about 0.60%. Valuations of municipal bonds improved nicely relative to U.S. Treasuries over the year as well, accounting for the strong performance of the municipal sector relative to other bond market sectors.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. The Fund invests primarily in municipal obligations rated within the three highest rating categories with remaining maturities of twenty years or less. For the fiscal year ended June 30, 2001, the Fund's total returns (excluding the impact of applicable sales loads were 7.99% and 7.27% for Class A and Class C shares, respectively. The Lehman Brothers 7-Year Municipal Bond Index returned 9.18% during the same period.

The Tax-Free Intermediate Term Fund's performance lagged the Lipper Intermediate Municipal Debt Fund category's average return for the one year period by 0.49%. When the expenses of the Fund are taken into consideration, the Fund performed comparable to the Lehman Brothers 5-Year Municipal GO Bond Index. The Fund's position in higher coupon bonds and other issues, such as housing and student loan issues, contributed to this relative under-performance. These issues tend to provide greater income but are less sensitive to changes in interest rates. Since interest rates declined over the period, price appreciation was less than might have been realized in other issues of comparable maturity. Our objective for managing the Tax-Free Intermediate Term Fund remains to maximize the tax-free yield while minimizing share price volatility. In pursuing this strategy we typically invest in premium bonds, which we can often buy at attractive prices compared to current coupon issues.

The outlook for the municipal market remains quite favorable. New issue supply thus far in 2001 has been about 40% more than compared to a year ago. This additional supply has caused municipal bonds to lag U.S. Treasuries. Given the decline in interest rates over the past 12 months, absolute yield levels are not as appetizing as they were a year ago. However, valuations remain very attractive compared to other sectors of the bond market and to other income alternatives.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations rated within the highest rating category by a rating agency and which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 2001, the Fund's total returns (excluding the impact of applicable sales loads) were 8.88% and 8.15% for Class A and Class C shares, respectively. The Lehman Brothers General Municipal Index returned 9.98% during the same period.

The Ohio Insured Tax-Free Fund outperformed the Lipper Ohio Municipal Debt Fund average for the 12 months ended June 30, 2001. The Fund was well positioned to take advantage of the declining interest rate environment experienced over the course of the reporting period. We executed several trades to extend the call protection of the portfolio, which helped the Fund respond positively as interest rates declined. To achieve this, we sold shorter maturity issues and bought new issues with better call protection. Typically, these new issues will appreciate more in value, as interest rates decline, than will issues with shorter maturities and calls.

Municipal bonds continue to be an excellent choice for investors looking for the benefits of tax-free income and diversification. In fact, a recent study by Merrill Lynch cited municipal bonds as one of best ways for investors to diversify an equity portfolio, and provide stability to an investment portfolio.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990 OF A
      $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*,
               THE LEHMAN BROTHERS 7-YEAR MUNUCIPAL BOND INDEX AND
              THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                        TAX-FREE INTERMEDIATE TERM FUND
                          AVERAGE ANNUAL TOTAL RETURNS

            Total Return                Average Annual Total Returns
          Since Inception**    1 Year    5 Years    10 Years    Since Inception*
Class A          --             2.89%      3.90%       5.13%            --
Class B       -3.49%              --         --          --             --
Class C          --             7.27%      4.22%         --           3.68%

--------------------------------------------------------------------------------

                                                         6/01

Tax-Free Intermediate Term Fund - Class A              $17,696
Lehman Brothers 7-Year Municipal Bond Index            $19,073
Lehman Brothers 5-Year Municipal G.O. Bond Index       $19,774

Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

**   The initial public offering of Class B shares commenced on May 1, 2001.


           COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990 OF A
        $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*,
                    THE LEHMAN BROTHERS MUNICIPAL INDEX AND
             THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                           OHIO INSURED TAX-FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS

            Total Return                Average Annual Total Returns
          Since Inception**    1 Year    5 Years    10 Years    Since Inception*
Class A          --             3.72%      4.50%       6.32%            --
Class B       -3.02%              --         --          --             --
Class C          --             8.15%      4.75%         --           4.07%

--------------------------------------------------------------------------------

                                                         6/01

Ohio Insured Tax-Free Fund - Class A                   $18,975
Lehman Brothers Municipal Index                        $19,966
Lehman Brothers 15-Year Municipal G.O. Bond Index      $22,916

Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**   The initial public offering of Class B shares commenced on May 1, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

===============================================================================================
                                                                                    CALIFORNIA
                                                                     TAX-FREE        TAX-FREE
(000's)                                                             MONEY FUND      MONEY FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  22,051       $  71,985
                                                                     =========================
   At market value ...............................................   $  22,051       $  71,985
Cash .............................................................          72              28
Interest receivable ..............................................         278             567
Receivable from affiliates .......................................           1              --
Other assets .....................................................          13               1
                                                                     -------------------------
TOTAL ASSETS .....................................................      22,415          72,581
                                                                     -------------------------

LIABILITIES
Dividends payable ................................................           1               1
Payable to affiliates ............................................          --              31
Payable for securities purchased .................................          --           3,058
Other accrued expenses and liabilities ...........................           5               6
                                                                     -------------------------
TOTAL LIABILITIES ................................................           6           3,096
                                                                     -------------------------

NET ASSETS .......................................................   $  22,409       $  69,485
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  22,412       $  69,486
Accumulated net realized losses from security transactions .......          (3)             (1)
                                                                     -------------------------

NET ASSETS .......................................................   $  22,409       $  69,485
                                                                     =========================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      22,423          69,486
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $    1.00
                                                                     =========================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       7

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
===============================================================================================
                                                                       OHIO           FLORIDA
                                                                     TAX-FREE        TAX-FREE
(000's)                                                             MONEY FUND      MONEY FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 393,108       $  16,549
                                                                     =========================
   At market value ...............................................   $ 393,108       $  16,549
Cash .............................................................         870              --
Interest receivable ..............................................       3,718             191
Receivable from affiliates .......................................          --               1
Other assets .....................................................          13               2
                                                                     -------------------------
TOTAL ASSETS .....................................................     397,709          16,743
                                                                     -------------------------

LIABILITIES
Overdraft ........................................................          --              29
Dividends payable ................................................         377              21
Payable to affiliates ............................................         151              --
Payable for securities purchased .................................         170              --
Other accrued expenses and liabilities ...........................          66               3
                                                                     -------------------------
TOTAL LIABILITIES ................................................         764              53
                                                                     -------------------------

NET ASSETS .......................................................   $ 396,945       $  16,690
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 396,961       $  16,698
Accumulated net realized losses from security transactions .......         (16)             (8)
                                                                     -------------------------

NET ASSETS .......................................................   $ 396,945       $  16,690
                                                                     =========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........................   $ 211,564       $  16,690
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     211,560          16,698
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $    1.00
                                                                     =========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....................   $ 185,381       $      --
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     185,387              --
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $      --
                                                                     =========================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       8

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
===============================================================================================
                                                                     TAX-FREE      OHIO INSURED
                                                                   INTERMEDIATE      TAX-FREE
(000's)                                                              TERM FUND         FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  36,760       $  55,439
                                                                     =========================
   At market value ...............................................   $  38,240       $  58,910
Cash .............................................................          18              94
Interest receivable ..............................................         498             474
Receivable for capital shares sold ...............................          20               5
Other assets .....................................................          31              16
                                                                     -------------------------
TOTAL ASSETS .....................................................      38,807          59,499
                                                                     -------------------------

LIABILITIES
Dividends payable ................................................          23              66
Payable for capital shares redeemed ..............................          25              51
Payable to affiliates ............................................          11              22
Other accrued expenses and liabilities ...........................           7               3
                                                                     -------------------------
TOTAL LIABILITIES ................................................          66             142
                                                                     -------------------------

NET ASSETS .......................................................   $  38,741       $  59,357
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  38,059       $  55,849
Accumulated net realized gains (losses) from security transactions        (798)             37
Net unrealized appreciation on investments .......................       1,480           3,471
                                                                     -------------------------

NET ASSETS .......................................................   $  38,741       $  59,357
                                                                     =========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $  35,698       $  54,791
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........       3,230           4,607
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.05       $   11.89
                                                                     =========================
Maximum offering price per share .................................   $   11.60       $   12.48
                                                                     =========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $       0(A)    $      40
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........           0(A)            3
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.06       $   11.88
                                                                     =========================
Maximum offering price per share .................................   $   11.06       $   11.88
                                                                     =========================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $   3,043       $   4,526
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         275             381
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.06       $   11.89
                                                                     =========================
Maximum offering price per share .................................   $   11.06       $   11.89
                                                                     =========================

(A)  Amounts are less than $1,000.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
================================================================================
                                                                      CALIFORNIA
                                                           TAX-FREE    TAX-FREE
(000's)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $  1,143    $  2,555
                                                           --------------------

EXPENSES
Investment advisory fees ...............................        132         355
Accounting services fees ...............................         30          37
Transfer agent fees ....................................         30          27
Distribution expenses ..................................         --          42
Professional fees ......................................         28          31
Custodian fees .........................................         19          20
Postage and supplies ...................................         16           5
Registration fees ......................................         16          --
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          4           4
Pricing expenses .......................................          4           7
Other expense ..........................................          2          --
                                                           --------------------
TOTAL EXPENSES .........................................        288         535
Fees waived by the Adviser .............................        (53)         (2)
                                                           --------------------
NET EXPENSES ...........................................        235         533
                                                           --------------------

NET INVESTMENT INCOME ..................................        908       2,022
                                                           --------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS .........         --          (1)
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $    908    $  2,021
                                                           ====================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
================================================================================
                                                             OHIO      FLORIDA
                                                           TAX-FREE    TAX-FREE
(000's)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $ 15,619    $    760
                                                           --------------------

EXPENSES
Investment advisory fees ...............................      1,676          97
Distribution expenses, Retail class ....................        445           1
Accounting services fees ...............................         73          29
Transfer agent fees, Retail class ......................         68          12
Transfer agent fees, Institutional class ...............         12          --
Custodian fees .........................................        100          10
Registration fees ......................................         19           2
Postage and supplies ...................................         32           4
Professional fees ......................................         38          26
Pricing expenses .......................................         14           3
Insurance expense ......................................          1          --
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          4           4
Other expense ..........................................         12           1
                                                           --------------------
TOTAL EXPENSES .........................................      2,501         196
Fees waived by the Adviser .............................        (19)        (70)
                                                           --------------------
NET EXPENSES ...........................................      2,482         126
                                                           --------------------

NET INVESTMENT INCOME ..................................     13,137         634
                                                           --------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........         --           5
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $ 13,137    $    639
                                                           ====================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001(A)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE  TAX-FREE
(000's)                                                   TERM FUND      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $  2,097    $  3,456
                                                           --------------------
EXPENSES
Investment advisory fees ...............................        198         313
Transfer agent fees, Class A ...........................         42          26
Transfer agent fees, Class B ...........................          2           2
Transfer agent fees, Class C ...........................         12          12
Accounting services fees ...............................         44          50
Distribution expenses, Class A .........................         25          25
Professional fees ......................................         27          28
Postage and supplies ...................................         26          14
Registration fees, Common ..............................          3           1
Registration fees, Class A .............................         10           5
Registration fees, Class B .............................          1           1
Registration fees, Class C .............................         11           4
Custodian fees .........................................         14          14
Pricing expenses .......................................         10          11
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          5           5
                                                           --------------------
TOTAL EXPENSES .........................................        437         518
Fees waived by the Adviser .............................        (21)        (17)
                                                           --------------------
NET EXPENSES ...........................................        416         501
                                                           --------------------

NET INVESTMENT INCOME ..................................      1,681       2,955
                                                           --------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ..........         42         361
Net change in unrealized appreciation/
   depreciation on investments .........................      1,310       2,248
                                                           --------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .......      1,352       2,609
                                                           --------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $  3,033    $  5,564
                                                           ====================

(A) Except for Class B shares which represents the period from initial public offering (May 1, 2001) through June 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                                                         CALIFORNIA
                                                                 TAX-FREE                 TAX-FREE
                                                                MONEY FUND               MONEY FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                     2001         2000         2001         2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $     908    $     841    $   2,022    $   1,731
Net realized gains (losses) from security transactions          --           --           (1)          13
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         908          841        2,021        1,744
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income ...........................        (908)        (847)      (2,022)      (1,731)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................      43,513       48,617      266,713      333,265
Reinvested distributions .............................         883          839        1,917        1,665
Payments for shares redeemed .........................     (47,181)     (49,490)    (262,044)    (320,010)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ................................      (2,785)         (34)       6,586       14,920
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      (2,785)         (40)       6,585       14,933

NET ASSETS
Beginning of year ....................................      25,194       25,234       62,900       47,967
                                                         ------------------------------------------------
End of year ..........................................   $  22,409    $  25,194    $  69,485    $  62,900
                                                         ================================================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       13

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                   OHIO                   FLORIDA
                                                                 TAX-FREE                 TAX-FREE
                                                                MONEY FUND               MONEY FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                     2001         2000         2001         2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $  13,137    $  12,211    $     634    $     795
Net realized gains (losses) from security transactions         (14)         (12)           5           (2)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........      13,123       12,199          639          793
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Retail ...................      (7,199)      (6,796)        (634)        (521)
 From net investment income, Institutional ............      (5,938)      (5,415)          --         (274)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................     (13,137)     (12,211)        (634)        (795)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ............................     510,439      392,668       35,013       32,945
Reinvested distributions .............................       7,113        6,577          291          448
Payments for shares redeemed .........................    (520,535)    (399,368)     (36,863)     (36,511)
                                                         ------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS .........................      (2,983)        (123)      (1,559)      (3,118)
                                                         ------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................     348,589      322,144           --       45,795
Reinvested distributions .............................         532          472           --           52
Payments for shares redeemed .........................    (296,629)    (365,828)          --      (61,138)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS ..................      52,492      (43,212)          --      (15,291)
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      49,495      (43,347)      (1,554)     (18,411)

NET ASSETS
Beginning of year ....................................     347,450      390,797       18,244       36,655
                                                         ------------------------------------------------
End of year ..........................................   $ 396,945    $ 347,450    $  16,690    $  18,244
                                                         ================================================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       14

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                TAX-FREE                OHIO INSURED
                                                              INTERMEDIATE                TAX-FREE
                                                                TERM FUND                   FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                   2001(A)        2000       2001(A)        2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   1,681    $   2,075    $   2,955    $   3,167
Net realized gains (losses) from security transactions          42         (478)         361         (250)
Net change in unrealized appreciation/depreciation
   on investments ....................................       1,310         (481)       2,248       (1,307)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........       3,033        1,116        5,564        1,610
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A ..................      (1,564)      (1,930)      (2,789)      (2,986)
 From net investment income, Class C ..................        (117)        (145)        (166)        (181)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................      (1,681)      (2,075)      (2,955)      (3,167)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................       8,009       10,950      113,292       66,103
Reinvested distributions .............................       1,219        1,548        1,917        2,115
Payments for shares redeemed .........................     (11,588)     (22,700)    (122,473)     (69,927)
                                                         ------------------------------------------------

NET DECREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ................................      (2,360)     (10,202)      (7,264)      (1,709)
                                                         ------------------------------------------------
CLASS B
Proceeds from shares sold ............................           0(B)        --           40           --
Reinvested distributions .............................           0(B)        --            0(B)        --
Payments for shares redeemed .........................          --           --           --           --
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ................................           0(B)        --           40           --
                                                         ------------------------------------------------
CLASS C
Proceeds from shares sold ............................         808          899        1,604          138
Reinvested distributions .............................         106          131          136          152
Payments for shares redeemed .........................      (1,356)      (2,211)        (953)      (1,316)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................        (442)      (1,181)         787       (1,026)
                                                         ------------------------------------------------

TOTAL DECREASE IN NET ASSETS .........................      (1,450)     (12,342)      (3,828)      (4,292)

NET ASSETS
Beginning of year ....................................      40,191       52,533       63,185       67,477
                                                         ------------------------------------------------
End of year ..........................................   $  38,741    $  40,191    $  59,357    $  63,185
                                                         ================================================

(A)  Except for Class B shares which  represents  the period from initial public offering (May 1, 2001)
     through June 30, 2001.

(B)  Amounts are less than $1,000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.034        0.032        0.027        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.034)      (0.032)      (0.027)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.45%        3.22%        2.75%        3.03%        2.89%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 22,409     $ 25,194     $ 25,234     $ 37,383     $ 30,126
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.89%        0.89%        0.89%        0.92%        0.99%

Ratio of net investment income to
   average net assets ..............................      3.42%        3.15%        2.74%        2.98%        2.85%

(A)  Absent fee  waivers by the  Adviser,  the ratio of  expenses to average net assets would have been 1.09%,
     1.00% and 0.95% for the years ended June 30, 2001, 2000 and 1999, respectively.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.028        0.027        0.025        0.029        0.028
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.028)      (0.027)      (0.025)      (0.029)      (0.028)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      2.84%        2.75%        2.56%        2.94%        2.81%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 69,485     $ 62,900     $ 47,967     $ 41,013     $ 32,186
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.77%        0.80%

Ratio of net investment income to
   average net assets ..............................      2.84%        2.72%        2.52%        2.89%        2.76%

(A)  Absent fee  waivers by the  Adviser,  the ratio of  expenses to average net assets would have been 0.75%
     for the year ended June 30, 2001.  The fees waived by the Adviser were less than 0.01%.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       16

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.031        0.027        0.030        0.030
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.031)      (0.027)      (0.030)      (0.030)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.31%        3.09%        2.73%        3.07%        2.99%
                                                       ============================================================
Net assets at end of year (000's) ..................   $211,564     $214,561     $214,691     $205,316     $166,719
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      3.29%        3.04%        2.68%        3.02%        2.93%

(A)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been  0.75%,  0.77%,  0.77%, 0.76% and 0.77% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997,  respectively.  The fees waived by the Adviser  during the year ended June 30, 2001 were less than 0.01%.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD
                                                                           YEAR ENDED JUNE 30,              ENDED
                                                       -----------------------------------------------     JUNE 30,
                                                         2001         2000         1999         1998       1997(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.035        0.033        0.029        0.033        0.016
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.035)      (0.033)      (0.029)      (0.033)      (0.016)
                                                       ------------------------------------------------------------
Net asset value at end of period ...................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.58%        3.35%        2.98%        3.33%        3.31%(C)
                                                       ============================================================
Net assets at end of period (000's) ................   $185,381     $132,889     $176,106     $115,266     $ 97,589
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.50%        0.50%        0.50%        0.50%        0.50%(C)

Ratio of net investment income to
   average net assets ..............................      3.52%        3.25%        2.93%        3.27%        3.28%(C)

(A)  Represents  the year from the  initial  public  offering  of  Institutional shares (January 7, 1997) through
     June 30, 1997.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.50%, 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 2001, 2000, 1999, 1998 and 1997,  respectively.  The fees  waived by the  Adviser  during the year ended June 30, 2001 were less than 0.01%.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       17

FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.030        0.026        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.030)      (0.026)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.30%        3.05%        2.68%        3.03%        2.90%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 16,690     $ 18,244     $ 21,371     $ 14,368     $ 22,434
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.65%        0.73%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      3.26%        2.98%        2.58%        2.98%        2.85%

(A)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of  expenses to average net assets would have been  1.01%,  1.00%,  0.98%, 0.95% and 0.94% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       18

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.87     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.47         0.48         0.48         0.50         0.50
   Net realized and unrealized gains (losses)
      on investments ...............................       0.37        (0.19)       (0.25)        0.11         0.16
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.84         0.29         0.23         0.61         0.66
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.47)       (0.48)       (0.48)       (0.50)       (0.50)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.05     $  10.68     $  10.87     $  11.12     $  11.01
                                                       ============================================================
Total return(A) ....................................      7.99%        2.75%        2.07%        5.63%        6.19%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 35,698     $ 36,817     $ 47,899     $ 52,896     $ 58,485
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      4.31%        4.47%        4.33%        4.50%        4.55%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 1.00% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of year .............................   $  10.96
                                                                     --------

Income from investment operations:
   Net investment income .........................................       0.06
   Net realized and unrealized gains on investments ..............       0.10
                                                                     --------
Total from investment operations .................................       0.16
                                                                     --------

Dividends from net investment income .............................      (0.06)
                                                                     --------

Net asset value at end of year ...................................   $  11.06
                                                                     ========

Total return(B) ..................................................      1.50%
                                                                     ========

Net assets at end of year (000's)(C) .............................   $      0
                                                                     ========

Ratio of net expenses to average net assets(D) ...................      0.00%(E)

Ratio of net investment income to average net assets .............      3.56%(E)

Portfolio turnover rate ..........................................        51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Class B shares net assets are less than $1,000.

(D) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.74%(E) for the period ended June 30, 2001.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.88     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.39         0.40         0.40         0.42         0.43
   Net realized and unrealized gains (losses)
      on investments ...............................       0.38        (0.20)       (0.24)        0.11         0.16
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.77         0.20         0.16         0.53         0.59
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.39)       (0.40)       (0.40)       (0.42)       (0.43)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.06     $  10.68     $  10.88     $  11.12     $  11.01
                                                       ============================================================
Total return(A) ....................................      7.27%        1.88%        1.40%        4.85%        5.49%
                                                       ============================================================
Net assets at end of year (000's) ..................   $  3,043     $  3,374     $  4,634     $  4,747     $  5,161
                                                       ============================================================
Ratio of net expenses to average net assets(B) .....      1.74%        1.74%        1.74%        1.74%        1.65%

Ratio of net investment income to
   average net assets ..............................      3.56%        3.72%        3.58%        3.75%        3.89%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses  to average net assets would have been 1.80% and 1.76% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       21

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.45     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.56         0.58         0.58         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.44        (0.29)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.00         0.29         0.24         0.84         0.86
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.56)       (0.58)       (0.58)       (0.61)       (0.61)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.56)       (0.58)       (0.87)       (0.69)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.45     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.88%        2.60%        1.81%        7.03%        7.36%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 54,791     $ 59,600     $ 62,737     $ 69,289     $ 70,816
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      4.77%        5.08%        4.72%        4.95%        5.05%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78% and 0.77% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $  11.76
                                                                     --------

Income from investment operations:
   Net investment income .........................................       0.11
   Net realized and unrealized gains on investments ..............       0.12
                                                                     --------
Total from investment operations .................................       0.23
                                                                     --------

Less distributions:
   Dividends from net investment income ..........................      (0.11)
                                                                     --------

Net asset value at end of period .................................   $  11.88
                                                                     ========

Total return(B) ..................................................      1.98%
                                                                     ========

Net assets at end of period (000's) ..............................   $     40
                                                                     ========

Ratio of net expenses to average net assets(C) ...................      0.50%(D)

Ratio of net investment income to average net assets .............      1.40%(D)

Portfolio turnover rate ..........................................        20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52%(D) for the period ended June 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.44     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------
Income from investment operations:
   Net investment income ...........................       0.47         0.49         0.49         0.52         0.53
   Net realized and unrealized gains
      (losses) on investments ......................       0.45        (0.30)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.92         0.19         0.15         0.75         0.78
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.47)       (0.49)       (0.49)       (0.52)       (0.53)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.47)       (0.49)       (0.78)       (0.60)       (0.53)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.44     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.15%        1.75%        1.05%        6.24%        6.65%
                                                       ============================================================
Net assets at end of year (000's) ..................   $  4,526     $  3,585     $  4,740     $  5,215     $  4,639
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      1.50%        1.50%        1.50%        1.50%        1.42%

Ratio of net investment income to
   average net assets ..............................      4.00%        4.42%        3.97%        4.20%        4.37%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.52% and 1.56% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations that pay interest that is exempt from both federal income tax and Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. The Fund invests primarily in municipal obligations rated within the three highest rating categories with remaining maturities of twenty years or less.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations rated within the highest rating category by a rating agency and which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Share valuation - The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5% (incrementally reduced over time) and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2001, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,025,970 and $1,050,970 for the Ohio Insured Tax-Free Fund.

Allocations between classes - Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation .....................     $ 1,493        $ 3,471
Gross unrealized depreciation .....................         (13)          --
                                                        ----------------------
Net unrealized appreciation .......................     $ 1,480        $ 3,471
                                                        ======================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                    AMOUNT         JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ...............................    $    392          2003
                                                            564          2004
                                                          2,865          2008

California Tax-Free Money Fund ....................    $    447          2007

Ohio Tax-Free Money Fund ..........................    $     90          2004
                                                          2,952          2008
                                                         12,818          2009

Florida Tax-Free Money Fund .......................    $  1,152          2007
                                                          6,777          2008

Tax-Free Intermediate Term Fund ...................    $311,014          2004
                                                        486,896          2009
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Purchases of investment securities ................    $ 19,588       $ 12,170
                                                       =======================
Proceeds from sales and maturities of
   investment securities ..........................    $ 21,396       $ 16,643
                                                       =======================
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 2001, the Adviser waived investment advisory fees of $52,881 for the Tax-Free Money Fund, $1,651 for the California Tax-Free Money Fund, $19,086 for the Ohio Tax-Free Money Fund, $70,255 for the Florida Tax-Free Money Fund, $21,150 for the Tax-Free Intermediate Fund and $16,508 for the Ohio Insured Tax-Free Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $2,500 per month from the Florida Tax-Free Money Fund and $4,500 per month from the Tax-Free Intermediate Term Fund and $5,000 from the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,252 and $4,913 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2001. In addition, the Underwriter collected $3,457 and $753 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1% of average daily net assets attributable to Class B shares and Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 2001. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------
                                               TAX-FREE INTERMEDIATE     OHIO INSURED
                                                     TERM FUND           TAX-FREE FUND
-----------------------------------------------------------------------------------------
                                                  YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED
                                                JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
(000's)                                          2001(A)     2000      2001(A)     2000
-----------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       731      1,024      9,590      5,795
Shares reinvested ...........................       112        145        163        185
Shares redeemed .............................    (1,059)    (2,128)   (10,353)    (6,116)
                                                 ---------------------------------------
Net decrease in shares outstanding ..........      (216)      (959)      (600)      (136)
Shares outstanding, beginning of year .......     3,446      4,405      5,207      5,343
                                                 ---------------------------------------
Shares outstanding, end of year .............     3,230      3,446      4,607      5,207
                                                 =======================================

CLASS B
Shares sold .................................         0(B)      --          3         --
Shares reinvested ...........................         0(B)      --          0(B)      --
Shares redeemed .............................        --         --         --         --
                                                 ---------------------------------------
Net decrease in shares outstanding ..........         0(B)      --          3         --
Shares outstanding, beginning of period .....        --         --         --         --
                                                 ---------------------------------------
Shares outstanding, end of period ...........         0(B)      --          3         --
                                                 =======================================

CLASS C
Shares sold .................................        73         84        137         12
Shares reinvested ...........................        10         12         12         13
Shares redeemed .............................      (124)      (206)       (81)      (116)
                                                 ---------------------------------------
Net increase (decrease) in shares outstanding       (41)      (110)        68        (91)
Shares outstanding, beginning of year .......       316        426        313        404
                                                 ---------------------------------------
Shares outstanding, end of year .............       275        316        381        313
                                                 =======================================
-----------------------------------------------------------------------------------------

(A) Except for Class B shares which represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Amount is less than $1,000.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2001, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 74.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2001, 38.2% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio and 13.2% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2001, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2001, 46.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 32.6% were rated AA/Aa, 18.5% were rated A/A and 2.5% were not rated.

As of June 30, 2001, 90.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 77.9% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of June 30, 2001, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                           CALIFORNIA     OHIO      FLORIDA     TAX-FREE      OHIO
                                                TAX-FREE    TAX-FREE    TAX-FREE    TAX-FREE  INTERMEDIATE  INSURED
                                                 MONEY       MONEY       MONEY       MONEY        TERM      TAX-FREE
                                                  FUND        FUND        FUND        FUND        FUND        FUND
--------------------------------------------------------------------------------------------------------------------
General Obligations ..........................    11.3%       13.5%       24.6%       10.0%       21.3%       53.2%
Revenue Bonds:
   Industrial Development/Pollution Control ..    34.9%       19.9%       13.9%       13.4%        3.9%        1.2%
   Hospital/Health Care ......................     7.0%        0.4%       20.4%       12.4%       14.0%        9.9%
   Utilities .................................     9.4%       17.3%        6.6%       22.9%       11.3%        9.8%
   Education .................................     5.4%       15.1%       12.4%       15.7%       19.8%       15.2%
   Housing/Mortgage ..........................     5.9%        9.4%        5.5%        5.6%       13.5%        4.4%
   Economic Development ......................    14.4%        4.9%        5.1%        6.6%        2.1%         --
   Public Facilities .........................     6.6%        0.2%        1.7%         --         8.3%        2.9%
   Transportation ............................      --          --         1.1%         --         3.3%        3.4%
   Special Tax ...............................      --         3.6%        1.3%         --          --          --
   Miscellaneous .............................     5.1%       15.7%        7.4%       13.4%        2.5%         --
                                                 ------------------------------------------------------------------
Total ........................................   100.0%      100.0%      100.0%      100.0%      100.0%      100.0%
                                                 ==================================================================
--------------------------------------------------------------------------------------------------------------------

7.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates all dividends paid from net investment income during the year ended June 30, 2001, as "exempt-interest dividends."

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 33.9%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     500   Mississippi Higher Educ. Rev., Ser. B ..................................    6.100    07/01/01    $      500
      395   Michigan City, IN, Sch. Bldg. Corp. Ref. (First Mtg.) ..................    4.500    07/05/01           395
      514   Wyoming, OH, Real Estate GO BANS .......................................    4.850    07/12/01           514
      300   Deerfield Twnsp, OH, Park Land Acquisition Notes GO BANS ...............    5.000    08/01/01           300
      255   Uvalde, TX, Cons. ISD GO ...............................................    6.500    08/01/01           255
      306   Deerfield Twnshp., OH, Fire Truck Acquisition Notes GO BANS ............    5.000    08/02/01           306
      300   Richland Co., OH, Public Impt. GO BANS .................................    5.000    08/15/01           300
      105   Southside, TX, ISD GO ..................................................    7.000    08/15/01           105
       30   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)
               Prerefunded @100 ....................................................    7.500    09/01/01            30
      100   De Kalb Co., GA, Wtr. & Swr. Rev .......................................    5.600    10/01/01           100
      620   Harlan Co., KY, Justice Center BANS ....................................    5.000    10/01/01           620
      500   Jay, IN School Bldg. Corp. BANS ........................................    4.750    11/01/01           500
      390   Crestline, OH, Various Purpose GO BANS .................................    5.100    11/15/01           391
      440   Muskingum Co., OH, Impt. GO BANS .......................................    4.850    11/28/01           441
      215   Snohomish, WA, Library Capital Fac. GO .................................    4.250    12/01/01           215
      480   American Muni. Pwr. OH Inc. BANS (Wellington Village Proj.) ............    4.750    12/14/01           480
      903   American Muni. Pwr. OH Inc. BANS (Milan Village Proj.) .................    3.500    01/18/02           903
      215   Oklahoma St. Inds. Auth. Lease Rev.,
               (Oklahoma Co. Courthouse Proj.) .....................................    5.000    02/01/02           217
      145   Brownsville, TX, Ctfs. Oblig ...........................................    4.000    02/15/02           145
      245   Grand Prairie, TX, Sales Tax Rev .......................................    4.125    02/15/02           246
      500   Knott Co., KY, Justice Ctr. First Mtg. BANS ............................    4.250    05/01/02           500
      130   Pickens Co., SC School Dist. GO ........................................    5.700    05/01/02           133
---------                                                                                                    ----------
$   7,588   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $7,596) ................................................                         $    7,596
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
  AMOUNT                                                                               COUPON   MATURITY        VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 35.3%                                    RATE      DATE         (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,000   Payne Co., OK,  EDR, (Collegiate Hsg. Fndtn.) Ser. A ...................    2.950    07/01/01    $    1,000
      800   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland Clinic Fndtn.) .....    3.300    07/02/01           800
      100   Anchorage, AK, Higher Ed. Rev., Var. (Alaska Pacific Univ.) ............    2.900    07/06/01           100
      900   Eddyville, IA, IDR (Heartland Lysine, Inc.) ............................    4.450    07/06/01           900
      370   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) .............    2.750    07/06/01           370
      200   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..............................    3.150    07/06/01           200
       55   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..............................    2.900    07/06/01            55
       65   Harvard, IL, Health Care Fac. Rev., Ser. 1998 (Sacco Family LP Proj.) ..    3.150    07/06/01            65
      200   Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .....................    3.150    07/06/01           200
      200   Huntley, IL, IDR (Colony Inc. Proj.) ...................................    3.150    07/06/01           200
      500   Indiana Health Fac. Fing. Auth. Rev. Var. (Capital Access) .............    2.900    07/06/01           500
      150   Jacksonville, FL, Health Fac. Rev. (River Garden/coves Proj ............    2.750    07/06/01           150

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
  AMOUNT                                                                               COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 35.3% (CONTINUED)                        RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,185   Mankato, MN, IDR, Ser. 1998 (Sacco Familty LP Proj.) ...................    3.050    07/06/01    $    1,185
    1,100   Scio Twnshp., MI, EDR (ADP Network) ....................................    3.500    07/06/01         1,100
      515   Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) ..............................    2.960    07/06/01           515
      580   Arvada, CO Water Util. Rev .............................................    3.250    08/01/01           580
---------                                                                                                    ----------
$   7,920   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $7,920) ................................................                         $    7,920
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 29.2%                                           RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     585   Lexington-Fayette Co.,Ky, Urban Govt. Rev. (Providence Montessori) .....    4.600    07/01/01    $      585
      795   Buckeye Tax-Exempt Mtg. Bond Trust .....................................    4.860    08/01/01           795
      975   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ............................    3.500    08/15/01           975
    1,200   Owensboro, KY, IDR, Ser. 1985 (Dart Container) .........................    3.500    09/01/01         1,200
      230   Portage Co., OH, IDR (Neidlinger Proj.) ................................    4.250    09/01/01           230
      220   Summit Co., OH, IDR (Keltec Inc. Proj.) ................................    4.250    09/01/01           220
      640   Summit Co., OH, IDR (Struktol Co. America Proj.) .......................    4.250    09/01/01           640
      210   Summit Co., OH, IDR (Triscari Proj.) ...................................    4.250    09/01/01           210
      135   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..............................    4.785    10/01/01           135
       80   Richland Co., OH, IDR (Robon Partnership Proj.) ........................    4.850    10/01/01            80
      465   Summit Co., OH IDR (L & W Mfg. Proj.) ..................................    4.850    10/01/01           465
    1,000   Westmoreland Co., PA, IDR (White Consolidated Industries) ..............    3.190    12/01/01         1,000
---------                                                                                                    ----------
$   6,535   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $6,535) ................                         $    6,535
---------                                                                                                    ----------

$  22,043   TOTAL INVESTMENT SECURITIES - 98.4%
=========   (Amortized Cost $22,051) ...............................................                         $   22,051

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6% ...........................                                358
                                                                                                             ----------

            NET ASSETS - 100% ......................................................                         $   22,409
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
  AMOUNT    FIXED RATE REVENUE &                                                       COUPON   MATURITY        VALUE
 (000's)    GENERAL OBLIGATION BONDS - 30.2%                                            RATE      DATE         (000's)
------------------------------------------------------------------------------------------------------------------------
$   2,000   Los Angeles Co., CA, School Pooled Fin. Prog. COP ......................    5.000    07/02/01    $    2,000
      150   Santa Rosa, CA, Wastewater Svc. Facs. Dist. Ref. & Impt ................    5.500    07/02/01           150
    1,000   California School Cash Reserve Prog. Auth. Pool ........................    5.250    07/03/01         1,000
      960   Fremont, CA, USD RANS ..................................................    5.000    07/10/01           960
      200   Brea, CA, Pub. Fin. Auth. Rev., Prerefunded @ 102 ......................    6.750    08/01/01           205
      200   Mt. Diablo, CA, USD (Community Fac. Dist. Special Tax) .................    5.600    08/01/01           200
      100   Oakland, CA, Jt. Pwrs. Fin. Auth. Lease Rev., (Oakland Admin. Bldgs.) ..    4.700    08/01/01           100
    1,365   Ontario, CA, Redev. Fin. Auth. Rev. Proj. No. 1
               (Center City - Cimarron Pj.) ........................................    5.700    08/01/01         1,367
    1,000   Paramount, CA, Redev. Agcy. Tax Allocation Prerefunded @ 102 ...........    7.350    08/01/01         1,023
      235   Pleasanton, CA, USD ....................................................    9.000    08/01/01           236
      400   San Bernardino Co., CA, COP Capital Fac. Proj. Prerefunded @ 100 .......    6.250    08/01/01           401
      100   San Francisco, CA, City & Co. Redev. Fin. Auth. (Redev. Proj.) .........    3.400    08/01/01           100
      325   San Rafael, CA, Santn. Dist. Partn. Ref., (Wastewater Impt.) ...........    3.250    08/01/01           325
      100   Santa Monica, CA, (Malibu USD CA) Prerefunded @ 102 ....................    6.900    08/01/01           102
      150   Woodland, CA, Jt. USD ..................................................    5.375    08/01/01           150
      975   Stanislaus Co., CA, Office of Education TRANS ..........................    5.000    08/10/01           976
      250   Corona, CA, Public Fin. Auth. (Corporate Yard Proj.), Ser. A ...........    4.500    09/01/01           250
      100   West Camerillo, CA, Spl. Tax Ref. (Cmnty. Facs. Dist. No. 1) ...........    3.250    09/01/01           100
      100   California Edu. Facs. Auth. Rev. (Univ. of San Francisco) ..............    4.600    10/01/01           100
      275   Central Coast Wtr. Auth. California Rev. Ref. (St. Wtr. Proj.) .........    4.375    10/01/01           276
      100   Poway, CA, USD Spl. Tax Cmnty. Facs. Dist. No. 1 .......................    4.000    10/01/01           100
      175   San Marcos, CA, Pub. Facs. Auth. Rev. Sr., (Tax Incrmnt. Proj. Area - 3)    4.100    10/01/01           175
    2,570   Sacramento, CA, GO TRANS ...............................................    5.000    10/04/01         2,578
      400   Burlingame, CA, Fin. Auth. Lease Rev ...................................    4.000    10/15/01           401
      500   Peninsula Corridor Joint Pwr. Brd Calif GRANS ..........................    3.950    10/19/01           500
      250   Alameda Co., CA, Transn. Auth. Sales Tax Rev ...........................    5.500    11/01/01           252
      485   Milpitas, CA, Pub. Fin. Auth. COP ......................................    4.125    11/01/01           485
      700   Sacramento, CA, City Fin. Auth. Rev. Prerefunded @ 102 .................    6.800    11/01/01           722
      100   San Francisco, CA, City & Co. Pub. Util. Comm. Wtr. Rev.,
               Prerefunded @ 102 ...................................................    6.500    11/01/01           103
      200   San Francisco, CA, City & Co. Pub. Util. Comm. Wtr. Rev.,
               Prerefunded @ 102 ...................................................    6.750    11/01/01           206
      400   Sacramento, CA, Muni. Util. Dist. Elec. Rev., Ser. D ...................    4.900    11/15/01           403
      210   California Statewide Cmntys. Dev. Corp. COP
               (United Western Med. Centers) Prerefunded @ 102 .....................    6.750    12/01/01           217
    1,000   Glendale, CA, Redev. Agcy. Tax Alloc. Rev.,
               (Central Glendale Redev. Proj.) .....................................    5.000    12/01/01         1,004
      250   Los Angeles, CA, Wastewtr. Sys. Rev., Ref ..............................    5.500    02/01/02           254
      185   Murrieta, CA, COP Police Fac. Proj .....................................    3.100    03/01/02           185
      500   Beverly Hills, CA, USD GO ..............................................    4.000    05/01/02           505
      315   Wilsona, CA, Sch. Dist. COP Cap. Fin. Ref. Proj ........................    4.450    06/01/02           319
      500   Puerto Rico Comwlth. FSA Prerefunded @ 101.5 ...........................    6.000    07/01/02           525
    2,000   Los Angeles, CA, USD TRANS .............................................    4.000    07/23/02         2,030
---------                                                                                                    ----------
$  20,825   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $20,985) ...............................................                         $   20,985
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 63.3%                                    RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     300   California Health Fac. Fin. Auth. Rev. (Adventist Health Sys.) .........    3.050    07/02/01    $      300
    1,000   California Health Fac. Fin. Auth. Rev., (Sutter/Cath. Hlth Svcs.) ......    3.100    07/02/01         1,000
      100   California Hsg. Fin. Agcy. Rev., Var. MFH ..............................    3.100    07/02/01           100
    2,600   California Poll. Ctrl. Fin. Auth. Res. (Burney Forest Prod. Proj.) .....    3.100    07/02/01         2,600
    2,500   California St. Fltg. Rate Rcpts., SG-89 ................................    3.300    07/02/01         2,500
    1,300   Irvine Ranch, CA, Wtr. Dist. Dates (Cons. Bds.) ........................    3.100    07/02/01         1,300
      500   Irvine Ranch, CA, Wtr. Dist. Impt. Dist. No. 121 .......................    3.200    07/02/01           500
      300   Irvine Ranch, CA, Wtr. Dist. Var. Ref. Cons ............................    3.200    07/02/01           300
    1,720   Los Angeles, CA, Regl. Aprt. Impt. (American Airlines) .................    3.300    07/02/01         1,720
    1,500   Los Angeles, CA, Regl. Arpt. Impt. (American Airlines) .................    3.300    07/02/01         1,500
    2,400   Orange Co., CA, Santn. Dists. COP ......................................    3.100    07/02/01         2,400
    2,000   ABAG Fin. Auth. MFH Rev. (Vintage Chateau Proj.) .......................    3.500    07/06/01         2,000
      500   California Health Fac. Fin. Auth. Rev., (Adventist Health Sys.) ........    2.450    07/06/01           500
      240   California Infrastructure & Econ. Dev. IDR (Metrotile Mfg. Proj.) ......    3.000    07/06/01           240
      700   California School Fac. Fin. Corp. COP, Ser. B ..........................    2.500    07/06/01           700
      140   California Statewide Comnty. Dev. Corp. Rev. (Jay Gee Realty Co.) ......    3.550    07/06/01           140
    1,400   Hanford, CA, Sewer Rev .................................................    3.600    07/06/01         1,400
      300   Huntington Park, CA, Pub. Fin. Auth. Lease Rev. (Parking Proj.) ........    3.000    07/06/01           300
    1,245   Oxnard, CA, IDA IDR (Van R Dental Prods, Inc.) .........................    3.100    07/06/01         1,245
    1,600   Puerto Rico Elect. Pwr. Auth. Trust Rcpts ..............................    2.450    07/06/01         1,600
    1,600   Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Mun. Secs. Tr. Rcpts ...........    2.450    07/06/01         1,600
      900   San Bernardino Co., CA, Cap. Impt. Ref. Proj. COP ......................    2.700    07/06/01           900
      900   San Bernardino, CA, IDR (La Quinta Motor Inns) .........................    2.700    07/06/01           900
    3,800   San Francisco, CA, City & Co. Fin. Corp. Lease Rev.,
               (Moscone Center Proj.) ..............................................    2.700    07/06/01         3,800
    1,000   San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.,
               (Orlando Cepeda Place) ..............................................    2.600    07/06/01         1,000
    3,500   San Rafael, CA, IDR Bonds (Phoenix American Inc.) ......................    2.900    07/06/01         3,500
      400   Simi Valley, CA, Comnty Dev. Agcy. MFH Rev .............................    2.650    07/06/01           400
      500   Upland, CA, Apt. Dev. Rev., Ref. (Mtn. Springs) Issue A ................    2.450    07/06/01           500
    1,600   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ..................    2.700    07/06/01         1,600
      400   California PCR Fin. Auth. Rev. (Southdown, Inc.) .......................    2.700    08/01/01           400
    2,000   California Hlth. Facs. Auth. Rev. (Episcopal Home Proj.) ...............    4.650    08/01/01         2,000
    3,100   California PCR Fin. Auth. Rev., (Southdown, Inc.) ......................    2.700    08/01/01         3,100
      600   Montebello, CA, IDA IDR (Sunclipse Inc., Proj.) ........................    2.600    08/01/01           600
      700   Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ..................    2.600    08/01/01           700
      655   San Dimas CA, Redev. Agcy. Rev., (San Dimas Comm. Ctr.) ................    2.800    08/01/01           655
---------                                                                                                    ----------
$  44,000   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $44,000) ...............................................                         $   44,000
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 2.9%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
    2,000   Los Angeles, CA, Wtr. & Pwr. Rev. (Amortized Cost $2,000) ..............    2.600    08/30/01    $    2,000
---------                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 7.2%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   3,000   East Bay, CA, Muni. Util. Dist. ........................................    2.650    09/05/01    $    3,000
    2,000   California Infrastructure & EDR ........................................    2.750    09/12/01         2,000
---------                                                                                                    ----------
$   5,000   TOTAL TAX-EXEMPT COMMERCIAL PAPER
---------   (Amortized Cost $5,000) ................................................                         $    5,000
                                                                                                             ----------

$  71,825   TOTAL INVESTMENT SECURITIES - 103.6%
=========   (Amortized Cost $71,985) ...............................................                         $   71,985

            LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%) .........................                             (2,500)
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   69,485
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     270   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
               Prerefunded @ 102 ...................................................    7.000    07/01/01    $      275
      595   Barberton, OH, Recreational Fac. GO BANS ...............................    4.750    07/02/01           595
    1,795   Bluffton, OH, Water Sys. Rev., Impt. Notes BANS ........................    5.050    07/02/01         1,795
    1,250   American Muni. Pwr. - OH, Inc. BANS (Deshler Proj.) ....................    5.050    07/10/01         1,250
    1,000   American Muni. Pwr. - OH, Inc. BANS (New Bremen Proj.) .................    4.850    07/10/01         1,000
    1,000   Fairfield Co., OH, Various Purpose GO BANS .............................    4.970    07/11/01         1,000
    2,130   Mapleton, OH, LSD Classroom Fac. Impt. Notes GO BANS ...................    4.910    07/18/01         2,131
    3,000   Franklin Co., OH, CSD School Impt. GO BANS .............................    5.000    07/26/01         3,001
    1,800   American Muni. Pwr. - OH, Inc. BANS (Wapakoneta Proj.) .................    4.650    07/27/01         1,800
    1,210   Amherst, OH, EVSD GO BANS ..............................................    4.250    07/31/01         1,211
    4,700   Hebron, OH, San. Swr. Sys. Temp. Mtg. Rev ..............................    4.680    08/01/01         4,703
    3,650   Hillsboro, OH, CSD GO BANS .............................................    4.200    08/06/01         3,651
    3,000   Hillsboro, OH, CSD GO BANS .............................................    5.000    08/06/01         3,002
    1,600   Lake, OH, Wood Co., LSD BANS ...........................................    3.940    08/09/01         1,601
    1,600   Belmont Co., OH, Public Impt. GO BANS ..................................    4.810    08/20/01         1,601
    3,500   Jackson, OH, CSD GO BANS ...............................................    4.100    08/20/01         3,503
    2,310   Greene Co., OH, Sewer Impt. GO BANS, Ser. G ............................    4.610    08/22/01         2,311
    1,900   Monroe, OH, Fire House Construction GO BANS ............................    4.870    08/22/01         1,901
    2,150   Dayton, OH, Airport Impt. GO BANS, Ser. B ..............................    4.750    08/30/01         2,151
    1,800   Hebron, OH, GO BANS ....................................................    3.950    08/30/01         1,802
    5,000   Garfield Heights, OH, CSD GO BANS ......................................    4.450    09/04/01         5,004
    2,000   Portsmouth, OH, GO BANS ................................................    3.960    09/14/01         2,001
    1,000   Columbus, OH, Public Impt. GO, Ser. 1 ..................................    6.400    09/15/01         1,004
    2,000   Mason, OH, CSD GO BANS Ser. B ..........................................    3.810    09/17/01         2,002
    4,000   Swanton, OH, LSD GO BANS ...............................................    3.880    09/19/01         4,004
    1,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)
               Prerefunded @ 102 ...................................................    6.733    09/25/01          1,02
    2,000   Mount Gilead, OH, EVSD School Impt. GO BANS ............................    4.820    09/25/01         2,002
    2,000   Mount Vernon, OH, Various Purpose GO BANS ..............................    4.820    09/25/01         2,002
    3,000   Wooster, OH, Waterworks Impt. GO BANS ..................................    4.500    10/10/01         3,001
      482   Jackson Co., OH, GO BANS ...............................................    4.250    10/11/01            48
    2,000   North Ridgeville, OH, Various Purpose GO BANS ..........................    4.600    10/17/01         2,001
    2,600   Lucas Co., OH, Various Purpose GO BANS .................................    4.500    10/18/01         2,601
    1,450   Mason, OH, Land Acquisition GO BANS ....................................    4.650    10/25/01         1,451
    1,050   Mason, OH, Recreational Fac. Impt. GO BANS .............................    4.650    10/25/01         1,051
      500   Columbus, OH, Wtr. Sys. Rev. Ref .......................................    6.100    11/01/01           516
    2,700   American Muni. Pwr. - OH, Inc. BANS (Pioneer Village) ..................    4.850    11/02/01         2,700
      850   Mason, OH, Firestation GO BANS .........................................    4.650    11/08/01           851
    2,000   American Muni. Pwr. - OH, Inc. BANS (Galion Proj.) .....................    4.700    11/15/01         2,000
    4,565   Marysville, OH, Various Purpose GO BANS ................................    4.660    11/15/01         4,569
    1,660   Belmont Co., OH, Various Purpose GO BANS ...............................    4.710    11/20/01         1,662
    1,800   Edon Northwest, OH, LSD GO BANS ........................................    3.750    11/21/01         1,802

                           TOUCHSTONE FAMILY OF FUNDS
                                       39

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     875   Upper Arlington, OH, CSD School Impt. GO BANS ..........................    4.790    11/29/01    $      876
    1,165   American Muni. Pwr. - OH, Inc. BANS (Bowling Green Proj.) ..............    4.800    11/30/01         1,165
      575   American Muni. Pwr. Ohio Inc. BANS (Shelby Proj.) ......................    4.400    11/30/01           575
    1,800   American Muni. Pwr. Ohio Inc. BANS (Shelby Proj.) ......................    4.850    11/30/01         1,800
    1,105   Cuyahoga Co., OH, Capital Impt. GO .....................................    4.300    12/01/01         1,104
      475   Indian Hill, OH, EVSD GO ...............................................    4.500    12/01/01           477
      140   Lake, OH, LSD GO BANS (Wood Co.) .......................................    3.400    12/01/01           140
      265   Sidney, OH, CSD GO BANS ................................................    3.400    12/01/01           265
      875   Deerfield Twnshp., OH, Fire Equipment Acquisition GO BANS ..............    4.910    12/06/01           876
    1,619   Deerfield Twnshp., OH, Public Utility GO BANS ..........................    4.860    12/06/01         1,621
      500   Euclid, OH, CSD GO BANS ................................................    3.200    12/11/01           501
    2,150   Clermont Co., OH, Road Impt. GO BANS ...................................    4.590    12/13/01         2,151
    1,195   Jackson Center, OH, (Shelby Co.) LSD BANS ..............................    3.530    12/13/01         1,199
    1,200   Obetz, OH, Street Impt. BANS ...........................................    3.300    12/14/01         1,202
      500   Liberty Twnshp., OH, Fire Station GO BANS ..............................    5.060    12/20/01           503
    2,945   St. Clairsville & Richland, OH, CSD GO BANS ............................    3.630    12/20/01         2,955
    1,460   Washington, OH, OH BANS ................................................    3.600    12/20/01         1,465
    1,000   American Muni. Pwr. - OH, Inc. BANS (Oberlin Proj.) ....................    4.500    12/29/01         1,000
      170   Ohio State Higher Educ. Fac. Commn. Rev., Higher Edl ...................
               (Univ. Northwestern OH) .............................................    3.250    01/01/02           170
    1,860   Wilmington, OH, GO BANS ................................................    3.640    01/15/02         1,863
    2,945   Marysville, OH, Nts. ...................................................    3.510    01/24/02         2,949
      215   Mason, OH, CSD GO BANS .................................................    3.750    01/24/02           216
    1,398   Toledo, OH, CSD GO BANS ................................................    4.000    01/25/02         1,403
      750   Deerfield Twnshp., OH, TANS ............................................    3.940    02/01/02           751
    3,000   Hillsboro, OH, CSD GO BANS .............................................    3.980    02/04/02         3,008
    1,150   Mason, OH, CSD GO BANS Ser. A ..........................................    3.580    02/14/02         1,152
      590   Hamilton, OH, CSD GO BANS ..............................................    3.950    02/28/02           592
    2,000   Shelby Co., OH, GO BANS ................................................    3.830    02/28/02         2,005
      775   Fairborn, OH, CSD GO BANS ..............................................    4.000    03/04/02           777
    5,000   Garfield Heights, OH, CSD GO BANS ......................................    3.490    03/11/02         5,013
    3,600   Beavercreek, OH, CSD TANS Spl. Oblig ...................................    3.450    03/15/02         3,614
      390   American Muni. Pwr. OH, Inc. GO BANS (Bradner Vlg. Proj.) ..............    3.800    03/22/02           390
    1,227   Deerfield Twnshp., OH, Pk. Land Acquisition Nts. .......................    3.960    03/28/02         1,229
    1,109   Sunbury, OH, GO BANS ...................................................    3.600    04/25/02         1,111
      774   Licking Heights, OH, LSD Energy Conservation Nts. ......................    4.160    04/26/02           779
      400   Canal Winchester, OH, GO BANS ..........................................    3.460    05/01/02           401
      490   Canal Winchester, OH, GO BANS ..........................................    3.650    05/01/02           491
      400   Bloomville, OH, GO BANS ................................................    4.400    05/09/02           403
      750   Tiffin, OH, Cent. Sch. Dist. Nts. ......................................    3.780    05/09/02           754
    3,011   Maple Heights OH, CSD GO BANS Ser. B ...................................    3.450    05/10/02         3,019
    1,102   Deerfield Twp., OH, GO BANS ............................................    3.300    05/15/02         1,105
    1,500   Ross Co., OH, GO BANS ..................................................    3.400    05/15/02         1,500
    3,650   Hillsboro, OH, CSD GO BANS .............................................    3.510    05/23/02         3,661
    1,100   Willard, OH, GO BANS ...................................................    3.500    05/23/02         1,103
    2,500   Springboro, OH, GO BANS ................................................    3.300    05/30/02         2,506
      500   Clyde, OH, Rev. BANS ...................................................    3.450    06/20/02           501

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     750   American Muni. Pwr. OH, Inc. BANS (Grafton Village Proj.) ..............    2.950    06/21/02    $      750
      550   Pickerington, OH, GO BANS San. Swr. Sys ................................    3.130    06/21/02           551
      550   Pickerington, OH, GO BANS Wtr. Sys .....................................    3.130    06/21/02           550
    1,000   Glenwillow Vlg., OH, GO BANS ...........................................    3.400    06/27/02         1,002
---------                                                                                                    ----------
$ 148,967   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $149,210) ..............................................                         $  149,210
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1%                                      RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,100   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) .......................................    3.300    07/02/01    $    1,100
    4,400   Ohio St. Air Quality Dev. Auth. Rev., PCR (Toledo Edison) ..............    3.300    07/02/01         4,400
      800   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) ................    3.300    07/02/01           800
      600   Ohio State Air Quality Dev. Auth. Rev. PCR (Ohio Edison) ...............    3.300    07/02/01           600
    3,000   ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ..........    3.000    07/06/01         3,000
      375   Akron, Bath & Copley, OH, Joint Twnshp. Hosp. Rev ......................
               (Visiting Nurse Svcs. Proj.) ........................................    2.800    07/06/01           375
    1,180   Andover, OH, Health Care Fac. Rev., (D&M Realty Ltd. Proj.) ............    2.760    07/06/01         1,180
    2,600   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) .....................................    2.760    07/06/01         2,600
    4,000   Athens Co., OH, Port. Auth. Hsg. Rev.,
               (University Hsg. For Ohio Inc. Proj.) ...............................    2.750    07/06/01         4,000
      425   Brunswick, OH, IDR, Ser. A (Kindercare Learning) .......................    3.250    07/06/01           425
    2,230   Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
               (Berkeley Square Retirement Ctr. Proj.) .............................    2.750    07/06/01         2,230
      910   Centerville, OH, Health Care Rev. (Bethany Memorial) ...................    2.800    07/06/01           910
    6,680   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ..................    3.100    07/06/01         6,680
   14,715   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.) ....    3.100    07/06/01        14,715
    1,300   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ...................    2.800    07/06/01         1,300
    7,000   Clinton Co., OH, Hosp. Rev., (Ohio Hosp. Cap. Inc.) Pooled Fin. Prog ...    2.850    07/06/01         7,000
    2,075   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ......................................    2.830    07/06/01         2,075
    2,000   Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ....................    2.950    07/06/01         2,000
    3,500   Delaware Co., OH, Health Care Fac. Rev., (Sarah Moore Home) ............    2.830    07/06/01         3,500
      700   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ......................    2.950    07/06/01           700
    1,805   Erie Co., OH, IDR (Toft Dairy, Inc.) ...................................    2.830    07/06/01         1,805
    2,585   Franklin Co., OH, EDR (Dominican Sisters) ..............................    2.830    07/06/01         2,585
    1,760   Franklin Co., OH, EDR Adj. (Columbus Montessori Educ. Ctr.) ............    2.780    07/06/01         1,760
    3,215   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) .........    2.830    07/06/01         3,215
    1,105   Franklin Co., OH, Health Care Fac. Rev., (Lifeline Organ Procurement) ..    2.830    07/06/01         1,105
    1,035   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), C ................    2.650    07/06/01         1,035
    2,000   Franklin Co., OH, IDR (Alco Standard Corp.) ............................    2.700    07/06/01         2,000
      400   Franklin Co., OH, IDR (Columbus College) ...............................    2.800    07/06/01           400
    1,080   Franklin Co., OH, IDR (Ohio Girl Scouts) ...............................    2.800    07/06/01         1,080
    1,080   Franklin Co., OH, IDR Ser. A (Kindercare) ..............................    3.250    07/06/01         1,080

                           TOUCHSTONE FAMILY OF FUNDS
                                       41

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1% (CONTINUED)                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,900   Geauga Co., OH, Health Care Fac. Rev., (Heather Hill Proj.) ............    2.780    07/06/01    $    1,900
      960   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...............    2.830    07/06/01           960
    1,079   Hamilton Co., OH, EDR, Ser. 1995
               (Cincinnati Assoc. for the Performing Arts) .........................    2.750    07/06/01         1,079
      400   Hamilton Co., OH, Hosp. Fac. (Children's Hospital) .....................    2.730    07/06/01           400
    3,945   Hamilton Co., OH, Sales Tax Floater Cert ...............................    2.760    07/06/01         3,945
    2,944   Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ................    2.760    07/06/01         2,944
      990   Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) ....    2.830    07/06/01           990
    1,989   Hamilton, OH, MFH Rev., (Knollwood Village Apts.) ......................    2.760    07/06/01         1,989
    2,659   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj.) ...........    2.760    07/06/01         2,659
      375   Hudson Village, OH, IDR, Ser. A (Kindercare) ...........................    3.250    07/06/01           375
      845   Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..........................    2.830    07/06/01           845
    6,105   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .....    2.830    07/06/01         6,105
      900   Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) .........    3.100    07/06/01           900
    1,855   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..............................    2.830    07/06/01         1,855
      270   Lucas Co., OH, IDR (SA Associates Proj.) ...............................    2.900    07/06/01           270
      225   Lucas Co., OH, Rev. (Sunshine Children's Home) .........................    2.800    07/06/01           225
    1,790   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ................    2.760    07/06/01         1,790
    1,110   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .........    2.800    07/06/01         1,110
      175   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.860    07/06/01           175
    3,665   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.760    07/06/01         3,665
      465   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.760    07/06/01           465
    1,150   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ................    2.800    07/06/01         1,150
      300   Medina, OH, IDR (Kindercare) ...........................................    3.250    07/06/01           300
      700   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .........................    2.950    07/06/01           700
      287   Middletown, OH, IDR, Ser. A (Kindercare) ...............................    3.250    07/06/01           287
    1,045   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .............................    3.450    07/06/01         1,045
    5,400   Montgomery Co., OH, (Miami Valley Hosp.) ...............................    3.300    07/06/01         5,400
    2,000   Montgomery Co., OH, EDR (Dayton Art Institute) .........................    2.700    07/06/01         2,000
    3,150   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ..........    2.800    07/06/01         3,150
      340   Montgomery Co., OH, IDR (Kindercare) ...................................    3.250    07/06/01           340
      185   Montgomery Co.,OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium) ........................................    2.830    07/06/01           185
    1,000   Morrow Co., OH, IDR (Field Container Corp.) ............................    2.800    07/06/01         1,000
    2,600   Ohio St. Air Quality Dev. Auth. Rev., PCR (Timken Co.) .................    2.700    07/06/01         2,600
    5,100   Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .............    3.350    07/06/01         5,100
    3,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..........................    2.800    07/06/01         3,700
    4,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..........................    2.800    07/06/01         4,700
    3,800   Ohio St. Higher Educ. Fac. Rev., (Kenyan Coll.) ........................    2.700    07/06/01         3,800
    3,430   Ohio St. Turnpike Rev., Floater Cert. Ser. 71 ..........................    2.810    07/06/01         3,430
    1,100   Ohio St. Univ. Gen. Rcpts ..............................................    2.650    07/06/01         1,100
    1,000   Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elect.) ........................    2.650    07/06/01         1,000
      600   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.) ..............    2.750    07/06/01           600
    1,695   Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) .........    2.800    07/06/01         1,695
      200   Puerto Rico Elec. Pwr. Auth. Rev. Tr. Rob./Ins. Trust Rcpts ............    2.330    07/06/01           200
    7,000   Puerto Rico Elect. Pwr. Auth. Trust Rcpts ..............................    2.450    07/06/01         7,000
      700   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) .......    2.800    07/06/01           700

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1% (CONTINUED)                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   5,365   Sharonville, OH, IDR (Duke Realty Proj.) ...............................    2.800    07/06/01    $    5,365
    1,400   Stark Co., OH, IDR Var. (Crane Plumbing, Inc. Proj.) ...................    3.450    07/06/01         1,400
    1,730   Summit Co., OH, Health Care Fac. Rev., (Evant, Inc. Proj.) .............    2.800    07/06/01         1,730
      535   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ........................    2.800    07/06/01           535
    1,400   Summit Co., OH, Rev. Adj. (Goodwill Ind. Akron Inc.) ...................    2.700    07/06/01         1,400
    2,900   Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ....................    2.820    07/06/01         2,900
    4,140   Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley) .......    2.760    07/06/01         4,140
    3,995   Univ. of Akron, OH, Gen. Rec ...........................................    2.760    07/06/01         3,995
      375   Wadsworth, OH, IDR (Kindercare) ........................................    3.250    07/06/01           375
    1,600   Warren Co., OH, IDR (Liquid Container Proj.) ...........................    2.800    07/06/01         1,600
      450   Westlake, OH, IDR (Nordson Corp. Proj.) ................................    2.850    07/06/01           450
      700   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .......................    2.950    07/06/01           700
    3,540   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...........................    2.900    08/01/01         3,540
    3,700   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ....................    3.000    08/01/01         3,700
    1,200   Franklin Co., OH, IDR (Jacobsen Stores) ................................    3.450    08/01/01         1,200
    1,400   Hamilton Co., OH, IDR (ADP System) .....................................    2.850    08/01/01         1,400
    3,700   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St.Vincent de Paul Proj.) ..........................................    2.750    08/01/01         3,700
    2,600   Muskingum Co., OH, IDR (Elder-Beerman) .................................    3.000    08/01/01         2,600
      500   Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .............    3.000    08/01/01           500
      300   Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ......................    3.250    10/01/01           300
---------                                                                                                    ----------
$ 203,013   TOTAL FLOATING & VARIABLE RATE NOTES (Amortized Cost $203,013) .........                         $  203,013
---------                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 5.8%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     180   Cincinnati & Hamilton Co., OH, Port Auth. EDR
               (Bethesda One Ltd. Proj.) ...........................................    4.600    08/01/01    $      180
      565   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) .......................    3.600    09/01/01           565
    4,565   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..............................    4.785    10/01/01         4,565
    3,560   Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 .......................    4.880    10/15/01         3,560
    1,260   Clermont Co., OH, EDR (John Q. Hammons Proj.) ..........................    3.300    11/01/01         1,260
      165   Cuyahoga Co., OH, Health Care Rev., (Cleveland Neighborhood Proj.) .....    3.000    11/01/01           165
      515   Franklin Co., OH, IDR (GSW Bldg Proj.) .................................    3.650    11/01/01           515
    4,500   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .........................    3.200    11/01/01         4,500
    2,810   Ohio St. HFA MFH (Lincoln Park Assoc. Proj.) ...........................    3.500    11/01/01         2,810
      935   Scioto Co., OH, Health Care Rev. (Hillview Retirement) .................    3.100    11/01/01           935
    3,110   Richland Co., OH, IDR (Mansfield Sq. Proj.) ............................    3.600    11/15/01         3,110
      820   Gallia Co., OH, IDR (Jackson Pike Assoc.) ..............................    2.950    12/15/01           820
---------                                                                                                    ----------
$  22,985   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $22,985) ...............                         $   22,985
---------                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 4.5%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   5,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...................    3.100    07/26/01    $    5,000
   12,900   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...................    3.100    11/13/01        12,900
---------                                                                                                    ----------
$  17,900   TOTAL TAX EXEMPT COMMERCIAL PAPER (Amortized Cost $17,900) .............                         $   17,900
---------                                                                                                    ----------

$ 392,865   TOTAL INVESTMENT SECURITIES - 99.0%
=========   (Amortized Cost $393,108) ..............................................                         $  393,108

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% ...........................                              3,837
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $  396,945
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 38.4%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     650   Center Grove, IN, Bldg. Corp. BANS .....................................    4.250    08/01/01    $      650
      250   Dade Co., FL, Sch. Dist ................................................    6.125    08/01/01           251
      100   Dade Co., FL, Sch. Dist., Prerefunded @ 101 ............................    6.125    08/01/01           102
      100   Lee Co., FL, School Board COP, Ser. A ..................................    6.300    08/01/01           100
      250   Miami, FL, Health Facs. Auth. Health Facs. Rev., (Mercy Hosp. Proj.) ...    6.625    08/01/01           257
      400   Michigan City, IN, Sch. Bldg. Corp. Ref. (First Mtg.) ..................    4.500    07/05/01           400
      500   Palm Beach Co., FL, Sch. Dist. GO ......................................    5.600    08/01/01           501
      150   Volusia Co., FL., Sch. Dist. GO ........................................    6.000    08/01/01           150
      100   Citrus Co., FL, Hospital Board Rev. Ref
               (Citrus Memorial Hospital), Ser. A ..................................    5.900    08/15/01           100
      200   Harris Co., TX, Rev., (Toll Rd.) Sr. Lien ..............................    4.450    08/15/01           200
      200   Florida St. Dept. Gen. Svcs. Facs. Mgmt. Rev., (FL Facs. Pool) Ser. A ..    4.000    09/01/01           200
      900   Broward Co., FL, Sch. Dist. TANS .......................................    5.000    09/11/01           901
      100   Dade Co., FL, GO Seaport Bds ...........................................    6.250    10/01/01           102
      175   Jacksonville, FL, Elec. Auth. Rev., (Elect. Sys.) Ser. 3-A .............    5.000    10/01/01           176
      350   Key West, FL, Util. Brd. Elect. Rev ....................................    6.750    10/01/01           360
      145   Kissimmee, FL, Util. Auth. Elec. Sys. Rev ..............................    6.500    10/01/01           149
      100   Tampa, FL, Wtr. & Swr. Rev. Ref. Ser. B ................................    5.000    10/01/01           100
      400   Jay, IN, School Bldg. Corp. BANS .......................................    4.750    11/01/01           400
      600   Seminole Co., FL, School Dist. RANS ....................................    5.000    12/13/01           602
      200   Boca Raton,FL, Cmnty. Redev. Agy. Tax Increment Rev.,
               (Minzer Park Proj.) .................................................    5.800    03/01/02           208
      500   Knott Co., KY, Justice Ctr. First Mtg. BANS ............................    4.250    05/01/02           500
---------                                                                                                    ----------
$   6,370   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $6,409) ................................................                         $    6,409
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE DEMAND NOTES - 41.3%                               RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     600   Hillsborough Co., FL, PCR  (Tampa Elec. Co. Proj.) .....................    3.350    07/02/01    $      600
      400   Jacksonville, FL, Health Facs. Auth. Hosp. Rev., Ref. Daily
               (Genesis Rehab Hosp.) ...............................................    3.200    07/02/01           400
      500   Martin Co., FL, PCR (Florida Power & Light) ............................    3.400    07/02/01           500
    1,500   ABN AMRO Munitops Trust Cert., Ser. 1998-8 .............................    2.770    07/06/01         1,500
      100   Anchorage, AK, Higher Ed. Rev., Var. (Alaska Pacific Univ.) ............    2.900    07/06/01           100
      500   Arvada, Co., Water Utility Rev .........................................    3.250    08/01/01           500
      300   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ...................    2.700    07/06/01           300
      400   Capital Proj. Fin. Auth. FL, Rev., Var. (Proj. Ln. Program), Ser. H ....    2.850    07/06/01           400
      300   Harvard, IL, Health Care Fac. Rev., Ser. 1998
               (Harvard Memorial Hosp. Proj.) ......................................    3.150    07/06/01           300
    1,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ...........    2.700    07/06/01         1,000
      500   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .............    2.700    07/06/01           500
      800   St. Petersburg, FL, HFA Rev. Ser. 1997 (Menorah Manor Proj.) ...........    2.770    07/06/01           800
---------                                                                                                    ----------
$   6,900   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
---------   (Amortized Cost $6,900) ................................................                         $    6,900
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 14.0%                                           RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     520   Corpus Christi, TX, Indl. Dev. Corp. Economic Dev. Rev.,
               (TX Air Invt. Co. Proj.) ............................................    3.600    08/01/01    $      520
      620   Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctf ................    5.190    09/01/01           620
    1,200   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ........    2.700    12/15/01         1,200
---------                                                                                                    ----------
$   2,340   TOTAL ADJUSTABLE RATE PUT BONDS
---------   (Amortized Cost $2,340) ................................................                         $    2,340
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 5.4%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     900   Hillsborough Co., FL, Capital Improvement (Amortized Cost $900) ........    3.300    11/08/01    $      900
---------                                                                                                    ----------

$  16,510   TOTAL INVESTMENT SECURITIES - 99.1% (Amortized Cost $16,549) ...........                         $   16,549
=========

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% ...........................                                141
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   16,690
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7%                                               RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA - 1.8%
$     430   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) .......................    5.875    02/01/03    $      431
      250   California HFA Multi-Unit Rental Rev., Ser. B ..........................    6.500    08/01/05           258
                                                                                                             ----------
                                                                                                                    689
                                                                                                             ----------
            COLORADO - 4.9%
    1,065   Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ................    5.500    12/01/04         1,112
      740   Broomfield, CO, Water Activity Enterprise Wtr. Rev .....................    5.300    12/01/11           795
                                                                                                             ----------
                                                                                                                  1,907
                                                                                                             ----------
            FLORIDA -8.8%
      750   Hillsborough Co., FL, Solid Waste Rev ..................................    5.500    10/01/05           795
      455   Pensacola, FL, Airport Rev .............................................    5.400    10/01/07           484
    1,000   Pasco Co., FL, HFA MFH Rev., (Cypress Trail Apts.) .....................    5.500    06/01/08         1,026
    1,020   Florida HFA MFH Sr. Lien, Ser. I-1 .....................................    6.100    01/01/09         1,096
                                                                                                             ----------
                                                                                                                  3,401
                                                                                                             ----------
            IOWA - 2.6%
      120   Cedar Rapids, IA, Hosp. Fac. Rev
               (St. Luke's Methodist Hosp.), Prerefunded @ 102 .....................    6.000    08/15/03           129
      250   Iowa Student Loan Liquidity Corp. Rev ..................................    6.400    07/01/04           259
      245   Iowa HFA Rev., Ser. A ..................................................    6.500    07/01/06           251
      240   Iowa Student Loan Liquidity Corp. Rev ..................................    6.600    07/01/08           248
      130   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .........    6.000    08/15/09           139
                                                                                                             ----------
                                                                                                                  1,026
                                                                                                             ----------
            ILLINOIS - 1.5%
      500   Chicago, IL, Met Water Reclamation Dist ................................    7.000    01/01/11           596
                                                                                                             ----------

            INDIANA - 1.3%
      500   Indiana HFA Multi-Unit Mtg. Prog. Rev ..................................    6.600    01/01/12           518
                                                                                                             ----------

            MASSACHUSETTS - 1.2%
      440   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ....    5.000    01/01/08           455
                                                                                                             ----------

            MICHIGAN - 1.4%
      500   Detroit, MI, UT GO .....................................................    6.375    04/01/05           544
                                                                                                             ----------

            NORTH CAROLINA - 1.9%
      350   Carteret Co., NC, COP ..................................................    5.200    06/01/11           370
      350   Carteret Co., NC, COP ..................................................    5.300    06/01/13           371
                                                                                                             ----------
                                                                                                                    741
                                                                                                             ----------
            NEBRASKA - 1.3%
      515   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity ...................    7.000    11/01/09           522
                                                                                                             ----------

            NEVADA - 1.3%
      500   Las Vegas, NV, Spl. Impt. Dist. SR Local Impt., Rev ....................    5.250    06/01/11           518
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       47

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7% (CONTINUED)                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            OHIO - 49.8%
$     545   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ...........    5.600    12/01/03    $      565
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ..........    6.600    01/01/04           511
      210   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ...................    5.500    12/01/04           218
    1,005   Franklin Co., OH, Health Care Rev. (First Comm. Village) ...............    6.000    06/01/06         1,051
      400   Montgomery Co., OH, (Miami Valley Hosp.) ...............................    3.300    07/02/06           400
      530   Toledo, OH, GO .........................................................    6.000    12/01/06           585
      710   Hamilton Co., OH, Health Care Fac. (Twin Towers) .......................    5.750    10/01/07           755
      500   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ....................    5.500    11/01/07           510
      524   Columbus, OH, Special Assessment GO ....................................    5.050    04/15/08           546
      515   Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ....................    5.000    09/01/08           515
    1,000   Ohio St. Bldg. Auth. Rev. St. Fac. (Juvenile Correction) ...............    5.000    10/01/08         1,055
      800   West Clermont, OH, LSD GO ..............................................    6.150    12/01/08           876
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .....................    7.000    01/01/09           509
    1,035   Reading, OH, Rev. (St. Mary's Educ. Institute) .........................    5.550    02/01/10         1,093
    1,000   Bowling Green St. University, OH, General Receipts .....................    5.750    06/01/10         1,097
    1,000   Cuyahoga Co., OH, Meeting Rev., (West Tech Apts. Proj.) ................    5.100    09/20/10         1,025
    1,075   Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) .............    5.500    05/01/11         1,149
    1,000   Franklin Co., OH, Rev (Online Computer Library Ctr.) ...................    4.650    10/01/11         1,010
      275   Akron, OH, GO ..........................................................    6.000    11/01/11           309
    1,000   Ohio St. University Rev ................................................    5.125    12/01/11         1,055
    1,000   Hamilton Co., OH, Sewer Sys. Rev .......................................    5.500    12/01/11         1,090
      615   Ohio St. University General Receipts Rev ...............................    5.750    12/01/13           670
    1,000   Indian Hill, OH, EVSD GO ...............................................    5.250    12/01/14         1,037
      660   West Chester Twp., OH, GO ..............................................    5.500    12/01/14           705
      415   Dublin, OH, Var. Purp. Impt.-Ser. A ....................................    6.000    12/01/15           456
      465   Cincinnati, OH, Police & Fireman's Disability GO .......................    5.750    12/01/16           498
                                                                                                             ----------
                                                                                                                 19,290
                                                                                                             ----------
            PENNSYLVANIA - 4.0%
      500   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ..................    6.600    11/01/09           539
    1,000   Pennsylvania St. Higher Educ. Facs. (Assn. Indpt. Clgs. & Univs.)
               (St. Josephs College) ...............................................    5.000    05/01/11         1,009
                                                                                                             ----------
                                                                                                                  1,548
                                                                                                             ----------
            SOUTH CAROLINA - 2.0%
      725   Richland-Lexington, SC, Airport Dist. Rev., (Columbia Metro.) ..........    6.000    01/01/08           763
                                                                                                             ----------

            TENNESSEE - 4.0%
      525   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ...................    7.250    04/01/03           553
    1,000   Tennessee Energy Acquisition Corp. Gas. Rev ............................    5.000    09/01/07           999
                                                                                                             ----------
                                                                                                                  1,552
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       48

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7% (CONTINUED)                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            TEXAS - 7.6%
$      50   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS, Prerefunded @ 102 ...................................    6.400    05/15/02    $       53
      450   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ..    6.400    05/15/08           466
      585   Denton Co., TX, Permanent Impt. GO .....................................    5.000    07/15/10           597
      515   Robinson, TX, ISD GO ...................................................    5.750    08/15/10           561
      164   Midland, TX, HFC Rev., Ser. A-2 ........................................    8.450    12/01/11           179
       10   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ................    5.000    02/01/12            10
      510   Denton Co., TX, Permanent Impt. GO .....................................    5.000    07/15/12           531
      500   Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ....................    5.750    11/15/12           541
                                                                                                             ----------
                                                                                                                  2,938
                                                                                                             ----------
            VIRGINIA - 3.2%
    1,195   Fairfax Co., VA, GO ....................................................    5.000    06/01/13         1,232
---------                                                                                                    ----------

$  36,358   TOTAL MUNICIPAL OBLIGATIONS - 98.7% ....................................                         $   38,240
=========      (Amortized Cost $36,760)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% ...........................                                501
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   38,741
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 98.1%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     225   Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Prerefunded @ 101.5 .................................................   10.125    08/01/01    $      230
      500   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General)
               Prerefunded @ 102 ...................................................    6.700    12/01/01           518
      290   Northwest, OH, LSD GO Prerefunded @ 102 ................................    7.050    12/01/01           301
      460   Cleveland, OH, Waterworks Impt. Rev. Prerefunded @ 102 .................    6.500    01/01/02           478
      360   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Prerefunded @ 102 ......    6.250    01/15/02           374
    1,000   Kent St. University General Receipts Rev., Prerefunded @ 102 ...........    6.500    05/01/02         1,051
      500   Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross)
               Prerefunded @ 102 ...................................................    6.750    06/01/02           528
      500   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.) Prerefunded @ 102 .......    7.000    10/15/02           526
      675   Reynoldsburg, OH, CSD GO Prerefunded @102 ..............................    6.550    12/01/02           722
      500   Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ......................    6.500    12/01/02           535
      112   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ......   10.125    04/01/03           123
       26   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ......   10.125    04/01/03            29
      230   Summit Co., OH, GO, Ser. A Prerefunded @ 102 ...........................    6.900    08/01/03           247
      500   Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional Bldg.), ...    6.600    10/01/04           558
               Prerefunded @ 102
      290   Alliance, OH, CSD GO ...................................................    6.900    12/01/06           301
    1,095   West Clermont, OH, LSD GO ..............................................    6.900    12/01/07         1,242
      500   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .........................    6.400    10/15/10           513
      500   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) .........    6.750    11/15/10           517
       40   Cleveland, OH, Waterworks Impt. Rev., Ser. F ...........................    6.500    01/01/11            42
      220   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed to Maturity ...    9.000    06/01/11           273
      250   Ohio HFA SFM Rev., Ser. D ..............................................    7.000    09/01/11           256
      365   Bexley, OH, CSD GO .....................................................    7.125    12/01/11           447
      530   Urbana, OH, Wastewater Impt. GO ........................................    7.050    12/01/11           568
      600   Westerville, OH, Water Sys. Impt. GO ...................................    6.450    12/01/11           627
      500   East Holmes, OH, LSD Sch. Impt .........................................    6.125    12/01/12           548
      500   Strongsville, OH, CSD GO ...............................................    5.375    12/01/12           539
      500   Worthington, OH, CSD GO ................................................    6.375    12/01/12           524
      530   Ottawa Co., OH, GO .....................................................    5.750    12/01/14           561
    1,000   Portage Co., OH, GO ....................................................    6.200    12/01/14         1,090
      400   Warren, OH, Waterworks Rev .............................................    5.500    11/01/15           428
    1,000   Buckeye Valley, OH, LSD GO .............................................    6.850    12/01/15         1,198
      500   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ......................    6.750    12/01/15           536
      500   Cleveland, OH, Waterworks Impt. Rev., Ser. F ...........................    6.250    01/01/16           517
      730   Columbus-Polaris Hsg. Corp. Rev. Prerefunded @ 102 .....................    7.400    01/01/16           864
      465   Ohio HFA SFM Rev., Ser. 1991D ..........................................    7.050    09/01/16           476
      750   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ....................    6.250    11/15/16           777
    1,000   Greater Cleveland, OH, Regional Trans. Auth. GO ........................    4.750    12/01/16           974
    1,260   Cleveland, OH, Airport Sys. Rev ........................................    5.125    01/01/17         1,266
      750   Butler Co.,OH, Trans. Impt. Dist .......................................    5.125    04/01/17           755
      500   Toledo, OH, Sewer Sys. Rev .............................................    6.350    11/15/17           548

                           TOUCHSTONE FAMILY OF FUNDS
                                       50

OHIO INSURED TAX-FREE FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 98.1% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,000   Springfield, OH, CSD GO ................................................    5.000    12/01/17    $      991
    1,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ...................    5.250    10/01/18         1,013
    1,165   Cleveland, OH, GO ......................................................    5.125    12/01/18         1,169
    1,000   University of Cincinnati, OH, General Receipts Rev .....................    5.750    06/01/19         1,057
    1,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) .......................    5.950    07/01/19         1,020
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ..................    5.500    09/01/19         1,029
    1,000   Lucas Co., OH, Hosp. Rev. (Promedica Health) ...........................    5.625    11/15/19         1,039
    2,000   Avon Lake, OH, CSD GO ..................................................    5.500    12/01/19         2,071
    2,145   Brunswick, OH, CSD .....................................................    5.750    12/01/19         2,270
      745   Crawford Co., OH, GO ...................................................    4.750    12/01/19           704
    1,000   Evergreen OH, LSD ......................................................    5.500    12/01/19         1,033
    1,000   Hamilton Co., OH, Sales Tax, Rev .......................................    5.250    12/01/19         1,010
    2,000   Hamilton, OH, CSD GO ...................................................    5.500    12/01/19         2,055
    1,250   Kings, OH, LSD GO ......................................................    5.950    12/01/19         1,349
      500   Akron, OH, GO ..........................................................    5.800    11/01/20           529
      705   Dublin, OH, Var. Purp. Impt ............................................    5.000    12/01/20           694
      500   Greene Co., OH, Sewer Sys. Rev. ........................................    5.125    12/01/20           499
    1,000   Greene Co., OH, Sewer Sys. Rev .........................................    5.625    12/01/20         1,044
    1,500   Nordonia Hills, OH, CSD Sch. Impt. GO ..................................    5.375    12/01/20         1,529
      850   West Chester Twnshp., OH, GO ...........................................    5.000    12/01/20           836
      525   Kings, OH, LSD GO ......................................................    6.050    12/01/21           571
      500   Lake, OH, LSD GO (Stark Co.) ...........................................    5.750    12/01/21           527
    1,000   Summit Co., OH, GO .....................................................    6.000    12/01/21         1,089
    1,000   Alliance, OH, CSD GO ...................................................    5.500    12/01/22         1,028
    1,035   Lima OH, CSD ...........................................................    5.500    12/01/22         1,068
      500   Morgan, OH, LSD GO .....................................................    5.750    12/01/22           526
    1,250   Scioto Valley, OH, LSD .................................................    5.650    12/01/22         1,304
    1,000   Hamilton, OH, CSD GO ...................................................    5.625    12/01/24         1,034
    1,000   Hilliard, OH, CSD GO ...................................................    5.750    12/01/24         1,053
    1,000   Kings, OH, LSD GO ......................................................    5.650    12/01/24         1,026
    1,250   Ohio St. University General Receipts Rev ...............................    5.750    12/01/24         1,314
    1,000   Hilliard, OH, CSD GO ...................................................    5.750    12/01/28         1,049
      925   Licking Heights, OH, LSD GO ............................................    6.400    12/01/28         1,073
---------                                                                                                    ----------
$  55,498   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $54,739) ...............................................                         $   58,210
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       51

OHIO INSURED TAX-FREE FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING AND VARIABLE DEMAND NOTES - 1.2%                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     700   Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.)
---------   (Amortized Cost $700) ..................................................    3.250    07/02/01    $      700
                                                                                                             ----------

$  56,198   TOTAL INVESTMENTS AT VALUE - 99.3%
=========   (Amortized Cost $55,439) ...............................................                         $   58,910

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% ...........................                                447
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   59,357
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2001
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2001.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
FSA - Financial Security Assurance
GO - General Obligation
GRANS - Grant Revenue Anticipation Notes
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
UT - Unlimited Tax
VRDN - Variable Rate Demand Notes

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Tax-Free Trust (consisting of Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free Fund) (the Funds) as of June 30, 2001, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Touchstone Tax-Free Trust as of June 30, 2001, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 10, 2001

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)  (i)           ARTICLES OF INCORPORATION

                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vii) Amendment No. 6, dated March 27, 2001, to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

  (b)                BYLAWS

                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Intermediate Term Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (vi) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

        (vii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

  (e)              UNDERWRITING CONTRACTS

        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc. is filed herewith.

        (ii)       Form of Underwriter's Dealer Agreement is filed herewith.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensaton Plan, which was filed as Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

   (g)             CUSTODIAN AGREEMENTS

         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

         (ii) Custody Agreement with The Huntington Trust Company, N.A., the Custodian for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

  (h)              OTHER MATERIAL CONTRACTS

          (i) Registrant's Accounting and Pricing Services Agreement is filed herewith.

         (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iii)     Administration Agreement between Touchstone Advisors,
                   Inc. and Integrated Fund Services, Inc. which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iv) Registrant's Amended Expense Limitation Agreement is filed herewith.

  (i)             LEGAL OPINION

                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (j)             OTHER OPINIONS

                  Consent of  Independent  Auditors  is filed  herewith.

  (k)             OMITTED FINANCIAL STATEMENTS

                  None.

  (l)             INITIAL CAPITAL AGREEMENTS

                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is incorporated by reference.

  (m)             RULE 12b-1 PLAN

          (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (ii) Registrant's Plan of Distribution Pursurant to Rule 12b-1 for Class B shares is filed herewith.

         (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (iv) Form of Administration Agreement for the administration of shareholder accounts is filed herewith.


  (n)             RULE 18f-3 PLAN

                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

  (o)             CODE OF ETHICS

      (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No 47, is incorporated by reference.

      (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.


Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ( the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer, and  IFS Holdings,
                         Inc., a holding company.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent and IFS Fund Distributors, Inc., a broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust.

                    (g)  President of Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)  James N. Clark, a Director of the Advisor

                    (a)  A  Director  of  IFS  Financial  Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

               (7)  Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (8)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

               (9)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (10) Robert F. Morand, Secretary of the Advisor

                    (a) Secretary of Touchstone Securities, Inc., IFS Agency
                        Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Assistant Secretary of IFS Financial Services, Inc. and
                        Touchstone Advisors, Inc.



          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.


               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

               See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

               (3)  James  J.  Vance,   Vice  President  and  Treasurer  of  Ft.
                    Washington

               See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               See biography above

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               See biography above

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9)  Robert H. Leshner, Managing Director of Ft. Washington

               (10) James A. Markley, Managing Director of Ft. Washington

               (11) Roger M. Lanham - Vice President of Ft. Washington

               (12) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (13) John J. O'Connor, Vice President of Ft. Washington

               (14) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President- Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June 2001.

               (15) Daniel J. Carter, Assistant Portfolio Manager-Fixed Income
                    of Ft. Washington

               (16) Michele Hawkins- Complaince Officer

               (17) Kenneth Ryan- Assistant Vice President - Director of
                    Operations

               (18) Donald J. Wuebbling- Secretary

                    See biography above

Item 27        Principal Underwriters
-------        ----------------------
                  (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Treasurer           None


                    Edward S. Heenan**     Controller/Director None

                    James N. Clark**       Director            None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Don W. Cummings**      Vice President      None

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 31st day of October, 2001.

                                             TOUCHSTONE TAX-FREE TRUST

                                                 /s/ Tina D. Hosking
                                              By:---------------------------
                                                 Tina D. Hosking,
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of October, 2001.


/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A. ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
-----------------------

* PHILLIP R. COX                       Trustee
-----------------------

* H. JEROME LERNER                     Trustee
-----------------------

* ROBERT H. LESHNER                    Trustee
-----------------------

* OSCAR P. ROBERTSON                   Trustee
-----------------------

* NELSON SCHWAB, JR.                   Trustee
-----------------------

* ROBERT E. STAUTBERG                  Trustee
-----------------------

* J. LELAND BREWSTER II                Trustee
-----------------------

By: /s/ Tina D. Hosking
    -------------------
    TINA D. HOSKING
    Attorney-in-Fact*
    October 31, 2001

                             EXHIBIT INDEX


1.  Amendment No. 6 to Registrant's Restated Agreement and Declaration of
    Trust

2.  Distribution Agreement with Touchstone Securities, Inc.

3.  Form of Underwriter's Dealer Agreement

4.  Accounting and Pricing Services Agreement

5.  Amended Expense Limitation Agreement

6.  Consent of Independent Auditors

7.  Plan of Distribution for Class B Shares

8. Form of Administration Agreement for the administration of shareholder accounts